UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

CHARLES M. WEBER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Principal
	Amount		Value
	LONG-TERM INVESTMENTS - 91.4%
	Asset Backed Securities - 5.5%
		American Express Credit Account Master Trust:
	$1,400,000	Series 2004-5, Class A, 5.42%, 04/16/2012	$1,379,915
	1,050,000	Series 2005-5, Class A, 4.276%, 02/15/2013	1,002,943
	50,040	Bombardier Capital Mortgage Securitization,
		Series 1998-A, Class A3, 6.23%, 04/15/2028	40,841
	1,656,132	Capital Auto Receivables Asset Trust,
		Series 2006-SN1A, Class A4B, 0.62%, 03/20/2010
		(Acquired 09/29/2008 and 11/28/2008; Cost $428,939 and
		$1,217,305, respectively) *	1,638,222
	363,461	CitiFinancial Mortgage Securities, Inc.,
		Series 2004-1, Class AF2, 2.645%, 04/25/2034	328,357
		Countrywide Asset-Backed Certificates:
	1,500,000	Series 2006-S7, Class A2, 5.571%, 11/25/2035	288,700
	605,761	Series 2005-12, Class 1A2, 4.847%, 02/25/2036	597,784
	713,292	Series 2005-13, Class AF2, 5.294%, 04/25/2036	693,695
	2,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	1,882,701
	2,495,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	1,941,542
	1,500,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	852,479
	919,731	Credit Based Asset Servicing and Securities,
		Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	790,095
	1,225,000	Discover Card Master Trust I,
		Series 2005-2, Class A, 4.266%, 04/17/2012	1,201,203
	3,184,013	GMAC Mortgage Corporation Loan Trust,
		Series 2005-HE3, Class A2, 3.526%, 02/25/2036	1,041,483
		Green Tree Financial Corporation:
	134,473	Series 1996-3, Class A5, 7.35%, 05/15/2027	122,241
	57,725	Series 1998-2, Class A5, 6.24%, 12/01/2028	44,032
	2,001,089	Series 1997-5, Class A6, 6.82%, 05/15/2029	1,703,556
	643,463	Series 1998-3, Class A5, 6.22%, 03/01/2030	469,430
	502,083	Merrill Lynch Mortgage Investors Inc.,
		Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	395,863
	2,000,000	Renaissance Home Equity Loan Trust,
		Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,213,351
	340,782	Residential Asset Mortgage Products, Inc.,
		Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	315,375
			17,943,808
	Financial - 24.2%
	1,080,000	American Express Centurion,
		0.45%, 07/13/2010	993,281
		American General Finance Corporation Notes:
	1,099,000	8.45%, 10/15/2009	811,430
	1,000,000	4.00%, 03/15/2011	423,785
	1,000,000	Ameriprise Financial, Inc.,
		5.35%, 11/15/2010	928,881
	1,130,000	Associates Corporation North America Subordinated Debentures,
		8.15%, 08/01/2009	1,074,955
	820,000	Axa Financial, Inc.,
		7.75%, 08/01/2010	811,546
	500,000	Bank of Ireland,
		2.863%, 12/18/2009 f	484,916
		Bank Tokyo - Mitsubishi UFJ Ltd.: f
	250,000	8.40%, 04/15/2010	253,897
	1,700,000	7.40%, 06/15/2011	1,670,194
	251,000	Bank United Notes,
		8.00%, 03/15/2009 @	25
	1,000,000	Bear Stearns Cos., Inc.,
		7.625%, 12/07/2009	1,015,769
	500,000	Charles Schwab Corporation Senior Notes,
		8.05%, 03/01/2010	501,151
		Cit Group, Inc. Senior Notes:
	2,000,000	4.25%, 02/01/2010	1,714,412
	700,000	4.75%, 12/15/2010	564,502
		Citifinancial Debentures,
	375,000	10.00%, 05/15/2009	376,158
		Citigroup, Inc.:
	100,000	7.25%, 10/31/2010	90,219
	200,000	6.50%, 01/18/2011	191,213
	723,000	5.125%, 02/14/2011	663,867
		Compass Bank Subordinated Notes:
	1,000,000	6.45%, 05/01/2009	998,119
	850,000	8.10%, 08/15/2009	844,567
	388,000	Corestates Capital Trust I,
		8.00%, 12/15/2026 (Acquired 01/26/2006 and 05/31/2006; Cost
		$205,995 and $193,635, respectively) *	298,718
	1,000,000	Countrywide Home Loans Notes,
		4.125%, 09/15/2009	988,179
	1,000,000	Credit Suisse USA, Inc.,
		1.36%, 06/05/2009	996,766
	1,000,000	Daimler Finance NA LLC, Series E,
		5.75%, 05/18/2009	1,000,285
	397,000	Deutsche Bank Trust Corporation Subordinated Notes,
		7.25%, 10/15/2011	408,956
	350,000	Export-Import Bank Korea Notes,
		4.625%, 03/16/2010 f	347,001
	2,190,000	Fifth Third Bank,
		4.20%, 02/23/2010	2,094,820
	1,000,000	First Empire Capital Trust I,
		8.234%, 02/01/2027 (Callable 05/26/2009)	668,421
	1,500,000	First Hawaiian Capital Trust I, Series B,
		8.343%, 07/01/2027	835,847
	1,500,000	First National Bank of Omaha Subordinated Notes,
		7.32%, 12/01/2010	1,508,055
	2,300,000	First Tennessee Bank,
		3.125%, 05/18/2009	2,277,497
	800,000	First Union Capital I, Series A,
		7.935%, 01/15/2027 (Callable 05/26/2009)	680,069
	2,000,000	GE Global Insurance Holding Corp.,
		7.50%, 06/15/2010	1,961,760
	787,000	GMAC LLC,
		7.50%, 12/31/2013 (Acquired 12/31/2008; Cost $999,405) *	378,295
	1,065,000	Genworth Financial Inc.,
		4.75%, 06/15/2009	1,030,791
	250,000	Genworth Global Funding Trust,
		5.125%, 03/15/2011	175,909
	1,440,000	Goldman Sachs Group, Inc.,
		6.875%, 01/15/2011	1,455,188
	273,000	Goldman Sachs Group, Inc. Senior Unsubordinated Notes,
		7.80%, 01/28/2010	279,105
	770,000	Hartford Life Global Funding,
		2.111%, 09/15/2009	726,078
	1,500,000	HSBC USA Capital Trust II,
		8.38%, 05/15/2027 (Callable 05/26/2009) (Acquired 11/06/2007;	860,333
		Cost $1,552,512) *
	1,300,000	Huntington National Bank Notes,
		8.00%, 04/01/2010	1,246,648
		Invesco Ltd.: f
	1,515,000	5.625%, 04/17/2012	1,164,302
	325,000	5.375%, 02/27/2013	235,038
	2,180,000	John Hancock Global Funding II,
		7.90%, 07/02/2010 (Acquired 02/24/2009 and 03/24/2009; Cost $2,070,920
		and $176,439, respectively) *	2,242,025
	2,500,000	M&I Marshall & Ilsley Bank,
		2.93%, 06/16/2010	2,319,253
	2,000,000	Marsh & McLennan Companies, Inc.,
		7.125%, 06/15/2009	1,999,564
	2,671,000	MBNA Capital, Series A,
		8.278%, 12/01/2026 (Callable 05/26/2009)	1,145,485
	1,500,000	Merrill Lynch & Co.,
		4.966%, 05/12/2010	1,412,363
	2,000,000	Monumental Global Funding II,
		4.375%, 07/30/2009 (Acquired 12/15/2008 and 02/23/2009;
		Cost $986,023 and $991,429, respectively) *	1,992,968
	1,020,000	The Mony Group, Inc.,
		8.35%, 03/15/2010	1,023,143
		Morgan Stanley:
	886,000	8.00%, 06/15/2010	870,905
	355,000	6.60%, 04/01/2012	356,596
	2,560,000	National Australia Bank Ltd. Subordinated Notes, Series A,
		8.60%, 05/19/2010 f	2,626,790
	1,730,000	National Westminster Bank Subordinated Notes,
		7.375%, 10/01/2009 f	1,684,179
	1,300,000	Nationwide Life Global Funding,
		5.35%, 03/15/2011 (Acquired 03/24/2009; Cost $1,177,287) *	1,161,546
	2,273,000	NB Capital Trust IV,
		8.25%, 04/15/2027 (Callable 05/26/2009)	986,318
	1,000,000	North Fork Capital Trust II,
		8.00%, 12/15/2027 (Callable 05/26/2009)	437,954
	1,500,000	Northern Rock PLC,
		4.583%, 10/20/2009 (Acquired 01/07/2009; Cost $1,445,878) * f	1,484,391
	1,433,000	PNC Financial Services Subordinated Notes,
		9.65%, 06/15/2009	1,442,939
	1,000,000	PNC Funding Corporation,
		7.50%, 11/01/2009	995,906
	2,000,000	Pooled Funding Trust II,
		2.625%, 03/30/2012 (Acquired 03/27/2009; Cost $1,998,800) *	2,005,320
	2,965,000	Popular North America, Inc.,
		4.70%, 06/30/2009	2,934,520
		Pricoa Global Funding I:
	250,000	2.046%, 12/15/2009 (Acquired 02/06/2009; Cost $242,136) *	233,446
	1,100,000	4.20%, 01/15/2010 (Acquired 02/06/2009; Cost $1,074,831) *	1,021,911
	1,800,000	Principal Financial Group (AU) Senior Notes,
		8.20%, 08/15/2009 (Acquired 05/14/2008 and 11/28/2008; Cost
		$507,112 and $1,303,461, respectively) * f	1,806,478
	1,130,000	Santander Central Hispano Issuances,
		7.625%, 11/03/2009 f	1,119,437
	550,000	Santander Financial Issuances,
		6.375%, 02/15/2011 f	549,124
	1,724,000	Sovereign Bancorp, Inc.,
		4.80%, 09/01/2010	1,622,194
	2,000,000	Sun Life Financial Global Funding,
		1.663%, 07/06/2010 (Acquired 01/30/2009 and 02/17/2009;
		Cost $957,639 and $943,536, respectively) *	1,909,254
	825,000	Toll Road Inv. Part II, Series 1999B,
		0.00%, 02/15/2010 (Acquired 03/01/2009; Cost $784,115) * ^	785,540
	1,075,000	Union Planters Corporation Subordinated Notes,
		7.75%, 03/01/2011	1,019,732
	850,000	Unum Group,
		5.859%, 05/15/2009	842,296
	2,675,000	Western Financial Bank Subordinated Debentures,
		9.625%, 05/15/2012 (Callable 06/05/2009)	2,670,717
			78,733,242
	Industrial - 15.1%
	2,000,000	Alcoa, Inc.,
		6.50%, 06/01/2011	1,818,552
	1,750,000	American Standard Inc.,
		8.25%, 06/01/2009	1,755,961
	610,000	Anadarko Petroleum Corp.,
		1.72%, 09/15/2009 (Callable 06/22/2009)	607,816
	1,000,000	AOL Time Warner, Inc.,
		6.75%, 04/15/2011	1,014,927
	605,000	British Sky Broadcasting PLC,
		8.20%, 07/15/2009 f	612,578
	2,225,000	British Telecom PLC Notes,
		8.625%, 12/15/2010 f	2,315,620
	1,825,000	CBS Corporation,
		7.70%, 07/30/2010	1,827,201
	500,000	Clear Channel Communications Senior Notes,
		7.65%, 09/15/2010	158,125
	500,000	Comcast Holdings Corporation,
		10.625%, 07/15/2012	550,280
	725,000	Computer Sciences Corporation Senior Notes,
		7.375%, 06/15/2011	746,713
	2,000,000	Conagra Foods, Inc.,
		6.75%, 09/15/2011	2,114,996
	1,581,000	COX Communications Inc. Notes,
		7.875%, 08/15/2009	1,602,283
	2,105,000	Deutsche Telekom International Finance BV,
		8.50%, 06/15/2010 f	2,198,849
	662,000	Devon Energy Corporation Debentures,
		10.125%, 11/15/2009	674,793
	1,500,000	Donnelley (R.R.) & Sons Co.,
		3.75%, 04/01/2009	1,500,000
	500,000	Fiserv, Inc.,
		6.125%, 11/20/2012	494,674
	1,500,000	France Telecom S.A.,
		7.75%, 03/01/2011 f	1,606,488
	2,000,000	General Electric Company,
		5.00%, 02/01/2013	2,000,224
	500,000	Historic Time Warner Inc.,
		9.125%, 01/15/2013	525,266
	2,000,000	Home Depot, Inc.,
		3.75%, 09/15/2009	2,000,666
	675,000	International Paper Company Notes,
		4.00%, 04/01/2010	642,265
	1,000,000	New York Telephone Company,
		6.125%, 01/15/2010	1,021,545
	1,400,000	PEMEX Project Funding Master Trust,
		9.125%, 10/13/2010	1,494,500
	2,000,000	Posco,
		8.75%, 03/26/2014 (Acquired 03/19/2009; Cost $1,984,160) * f	2,078,960
	1,770,000	Republic Services, Inc.,
		7.125%, 05/15/2009	1,778,786
	1,500,000	Sprint Capital Corporation Notes,
		6.375%, 05/01/2009	1,500,000
	1,000,000	Telecom Italia Capital,
		4.00%, 01/15/2010 f	984,783
	1,000,000	Telefonica Emisiones,
		5.714%, 06/19/2009 f	996,471
	375,000	Thomson Reuters Corporation,
		6.20%, 01/05/2012 f	368,116
	200,000	Tyco International Finance,
		6.375%, 10/15/2011 f	202,630
	21,165	United AirLines, Inc. Pass-Thru Certificates,
		Series 2001-1, Class A-2, 6.201%, 12/31/2049	20,212
		Unitedhealth Group, Inc.:
	325,000	4.125%, 08/15/2009	325,304
	1,000,000	1.705%, 06/21/2010 (Callable 06/21/2009)	965,599
	1,500,000	Verizon Communications,
		7.25%, 12/01/2010	1,584,723
	600,000	Verizon New Jersey, Inc., Series A,
		5.875%, 01/17/2012	616,473
		Vodafone Group PLC: f
	1,105,000	7.75%, 02/15/2010	1,146,529
	1,000,000	5.50%, 06/15/2011	1,035,323
		Waste Management, Inc.:
	200,000	6.875%, 05/15/2009	200,473
	910,000	7.65%, 03/15/2011	930,601
		Wellpoint, Inc.:
	1,700,000	4.25%, 12/15/2009	1,708,309
	300,000	6.80%, 08/01/2012	306,469
	2,000,000	Weyerhaeuser Company,
		5.25%, 12/15/2009	1,978,138
	1,000,000	Wyeth,
		6.95%, 03/15/2011	1,065,166
			49,077,387
	Mortgage Backed Securities - 17.9%
	729,312	Bank of America Alternative Loan Trust,
		Series 2003-4, Class 2A1, 5.00%, 06/25/2018	697,865
	539,210	Chase Commercial Mortgage Securities Corporation,
		Series 1999-2, Class A2, 7.198%, 01/15/2032	541,930
	1,486,336	Chase Mortgage Finance Corporation,
		Series 2005-A1, Class 2A2, 5.237%, 12/25/2035	1,063,987
		Citicorp Mortgage Securities, Inc.:
	624,940	Series 2004-3, Class A2, 5.25%, 05/25/2034	609,977
	363,885	Series 2004-4, Class A2, 5.25%, 06/25/2034	350,494
		Countrywide Alternative Loan Trust:
	1,096,868	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	880,806
	2,845,631	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	2,516,933
	702,736	Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036	608,204
	2,878,502	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,862,881
		Deutsche Alternative Securities Inc. Mortgage:
	468,191	Series 2003-3, Class 2A5, 5.00%, 10/25/2033	465,305
	1,067,870	Series 2005-4, Class A2, 5.05%, 09/25/2035	996,509
	2,790,614	DLJ Commercial Mortgage Corporation,
		Series 1999-CG3, Class A1B, 7.34%, 10/10/2032	2,802,525
	2,939,155	Federal Home Loan Bank,
		Series 00-0582, Class H, 4.75%, 10/25/2010	3,025,508
		Federal Home Loan Mortgage Corporation (FHLMC):
	91,337	Series 2548, Class HA, 4.50%, 01/15/2010	92,078
	1,303,174	Series 2672, Class QR, 4.00%, 09/15/2010	1,353,607
	433,440	Series 2835, Class VK, 5.50%, 11/15/2012	439,079
	418,664	Series R015, Class AN, 3.75%, 02/15/2013	420,375
	684,058	Series 3033, Class LU, 5.50%, 03/15/2013	710,364
	2,003,186	Series 3124, Class VP, 6.00%, 06/15/2014	2,117,997
	2,363,045	Series R014, Class AL, 5.50%, 10/15/2014	2,388,220
	1,459,095	Series R001, Class AE, 4.375%, 04/15/2015	1,485,266
	251,441	Series 2789, Class VM, 5.50%, 04/15/2015	260,429
	548,633	Series 2390, Class PW, 6.00%, 04/15/2015	552,700
	1,342,786	Series 2857, Class VA, 5.00%, 09/15/2015	1,409,176
	108,948	Series 2541, Class JB, 5.00%, 02/15/2016	110,229
	6,536,350	Series R007, Class AC, 5.875%, 05/15/2016	6,649,475
	961,559	Series 2910, Class BD, 4.50%, 11/15/2018	993,317
	40,973	Series 5, Class B, 2.14%, 05/15/2019	39,795
	426,978	Series 2970, Class DA, 5.50%, 01/15/2023	437,731
		Federal National Mortgage Association (FNMA):
	418,220	5.50%, 07/01/2015	434,476
	551,152	Series 2003-27, Class OJ, 5.00%, 07/25/2015	555,867
	2,150,000	Series 2002-74, Class TD, 5.00%, 12/25/2015	2,168,208
	686,012	Series 2003-24, Class LC, 5.00%, 12/25/2015	694,199
	595,889	Series 2006-B1 - Class AB, 6.00%, 06/25/2016	607,714
	3,383,574	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	3,213,267
	1,348,038	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	1,415,861
	4,088,506	Series 2004-W10, Class A24, 5.00%, 08/25/2034	4,038,538
	1,564,261	J.P. Morgan Alternative Loan Trust,
		Series 2006-S2, Class A2, 5.81%, 05/25/2036	1,041,289
	698,056	Residential Accredit Loans Inc.,
		Series 2003-QS17, Class CB3, 5.50%, 09/25/2033	695,206
		Salomon Brothers Mortgage Securities VII:
	2,848,889	Series 2000-C1, Class A2, 7.52%, 12/18/2009	2,868,129
	1,090,561	Series 2000-C2, Class A2, 7.455%, 07/18/2033	1,099,720
	2,762,708	Series 2001-C2, Class A3, 6.50%, 11/13/2036	2,744,138
		Washington Mutual, Inc. Pass-Thru Certificates:
	504,169	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	459,605
	461,248	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	426,181
			58,345,160
	Taxable Municipal Bonds - 1.3%
	452,813	Educational Enhancement Funding Corporation,
		6.72%, 06/01/2025	428,438
	370,000	Missouri State Housing Development Revenue Bond,
		5.74%, 03/01/2037	369,430
	1,750,000	Pennsylvania State Turnpike Commission,
		5.29%, 10/15/2009	1,767,780
	680,000	Pomona California Public Financing Authority Lease Revenue,
		4.60%, 10/01/2010	679,014
	265,000	Redding California Redevelopment Agency Tax Allocation,
		6.00%, 09/01/2010	267,117
	255,000	Richmond Joint Powers Financing Authority Tax Allocation,
		7.35%, 09/01/2010	255,000
	571,574	Tobacco Settlement Financing Corporation,
		Series 2001-A, Class A, 6.36%, 05/15/2025	535,491
			4,302,270
	Utilities - 6.3%
	940,000	Cilcorp Inc. Senior Notes,
		8.70%, 10/15/2009	994,050
	474,000	Commonwealth Edison Co., Series 98,
		6.15%, 03/15/2012	483,843
	1,000,000	Constellation Energy Group Inc. Senior Notes,
		6.125%, 09/01/2009	1,000,742
	500,000	Duke Energy Corp.,
		6.30%, 02/01/2014	511,865
	1,000,000	Energy Transfer Partners L.P.,
		9.70%, 03/15/2019	1,061,966
	2,000,000	Exelon Corporation,
		6.75%, 05/01/2011	2,026,510
		NiSource Finance Corporation:
	550,000	2.915%, 11/23/2009 (Callable 05/26/2009)	524,752
	2,000,000	7.875%, 11/15/2010	1,965,296
	1,500,000	Northern Border Pipeline Co.,
		7.75%, 09/01/2009	1,506,279
	1,670,000	Pepco Holdings, Inc. Senior Notes,
		2.83%, 06/01/2010 (Callable 05/26/2009)	1,559,688
	2,000,000	PPL Energy Supply, LLC Senior Notes,
		6.40%, 11/01/2011	2,004,184
		PSEG Power LLC:
	389,000	3.75%, 04/01/2009	389,000
	1,000,000	6.95%, 06/01/2012	1,023,186
	2,000,000	Rockies Express Pipeline LLC,
		5.776%, 08/20/2009 (Acquired 02/25/2009; Cost $1,986,420) *	2,000,528
	1,969,000	Sempra Energy,
		7.95%, 03/01/2010	2,032,284
	1,300,000	Williams Companies, Inc. Notes,
		6.375%, 10/01/2010 (Acquired 07/09/2008; Cost $1,309,114) *	1,279,174
			20,363,347
	U.S. Government Agency Issues - 10.9%
	10,000,000	Federal Home Loan Mortgage Corporation (FHLMC),
		2.25%, 04/13/2012	10,076,350
		Federal National Mortgage Assocation (FNMA):
	10,500,000	3.625%, 02/12/2013	11,116,780
	6,950,000	4.375%, 03/15/2013	7,532,883
	6,750,000	2.75%, 03/13/2014	6,830,575
			35,556,588
	U.S. Treasury Obligations - 10.2%
	31,000,000	U.S. Treasury Bond,
		3.125%, 08/31/2013	33,191,793
		Total Long-Term Investments (Cost $312,286,818)	297,513,595
	Shares
	SHORT-TERM INVESTMENTS - 1.7%
	Money Market Fund - 1.7%
	5,410,894	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	5,410,894
		Total Short-Term Investments (Cost $5,410,894)	5,410,894
	Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 9.1%
	Certificates of Deposit - 0.6%
	$749,787	Natixis Bank of New York, Series YCD1, 1.163%, 06/30/09	750,402
	1,124,680	Royal Bank of Scotland Group PLC, 2.994%, 05/06/09	1,124,421
			1,874,823
	Commercial Paper - 0.3%
	1,158,584	Atlantic East Funding LLC, 3.059%, 03/25/10 # **	1,158,584
			1,158,584
	Corporate Bonds and Notes - 0.6%
	749,787	Svenska Handelsbanken, 4.418%, 08/06/09	745,813
	1,124,680	Wachovia Bank NA, 2.875%, 05/01/09	1,123,184
			1,868,997
	Shares
	Investment Companies - 7.6%
	24,611,753	Mount Vernon Securities Lending Trust Prime Portfolio	24,611,753
	103,751	Reserve Primary Fund # **	103,751
			24,715,504
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $29,617,908)	29,617,908
		Total Investments (Cost $347,315,620) - 102.2%	332,542,397
		Liabilities in Excess of Other Assets - (2.2)%	(6,991,899)
		TOTAL NET ASSETS - 100.0%	$325,550,498

*	Restricted Security Deemed Liquid
**	Illiquid Security
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors
@	Security in default

SFAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Schedule of Investments
Level 1 - Quoted prices	$30,022,647
Level 2 - Other significant observable inputs	302,415,999
Level 3 - Significant unobservable inputs	103,751
Total	$332,542,397

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/08	$725,642
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales/paydowns)	(47,727)
Transfers in and / or out of Level 3 *	(574,164)
Balance as of 3/31/09	$103,751

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Principal
	Amount		Value
	LONG-TERM INVESTMENTS - 97.6%
	Asset Backed Securities - 2.9%
	$925,000	American Express Credit Account Master Trust,
		Series 2005-5, Class A, 4.276%, 02/15/2013	$883,545
	174,445	Amresco Residential Securities Mortgage Loan Trust,
		Series 1998-1, Class A6, 6.51%, 08/25/2027	150,269
	925,095	CitiFinancial Mortgage Securities, Inc.,
		Series 2004-1, Class AF2, 2.645%, 04/25/2034	835,747
	8,359	Cityscape Home Equity Loan Trust,
		Series 1997-C, Class A4, 7.00%, 07/25/2028	8,192
	6	Contimortgage Home Equity Trust,
		Series 1999-1, Class A7, 6.97%, 12/25/2013	6
		Countrywide Asset-Backed Certificates:
	2,204,858	Series 2006-S3, Class A2, 6.085%, 06/25/2021	482,169
	1,155,833	Series 2005-12, Class 1A2, 4.847%, 02/25/2036	1,140,611
	149,603	Series 2006-S2, Class A2, 5.627%, 07/25/2027	96,555
	121,664	Series 2004-12, Class AF6, 4.634%, 03/25/2035	76,931
	4,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	3,765,402
	375,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	291,815
	1,380,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	784,281
		Delta Funding Home Equity Loan Trust:
	74,092	Series 1997-2, Class A6, 7.04%, 06/25/2027	73,862
	46,181	Series 1999-1, Class A6F, 6.34%, 12/15/2028	44,203
	538,268	Series 1999-2, Class A7F, 7.03%, 08/15/2030	537,373
	175,000	Discover Card Master Trust I,
		Series 2005-2, Class A, 4.266%, 04/17/2012	171,600
	30,552	Equivantage Home Equity Loan Trust,
		Series 1996-3, Class A3, 7.70%, 09/25/2027	23,910
		GMAC Mortgage Corporation Loan Trust:
	340,430	Series 2004-GH1, Class A2, 4.39%, 12/25/2025	317,178
	227,429	Series 2005-HE3, Class A2, 1.12%, 02/25/2036	74,392
		Green Tree Financial Corporation:
	151,992	Series 1993-4, Class A5, 7.05%, 01/15/2019	132,487
	898,952	Series 1998-2, Class A5, 6.24%, 12/1/2028	685,706
	1,175,392	Series 1998-3, Class A5, 6.22%, 03/01/2030	857,492
	440,771	Series 1998-4, Class A5, 6.18%, 04/01/2030	290,653
	62,577	IMC Home Equity Loan Trust,
		Series 1998-1, Class A6, 7.02%, 06/20/2029	51,638
	100,000	MBNA Master Credit Card Trust,
		Series 2005-A4, Class A4, 0.60%, 11/15/2012	96,345
	190,009	Oakwood Mortgage Investors, Inc.,
		Series 1999-B, Class A3, 6.45%, 11/15/2017	126,511
	20,779	Residential Asset Mortgage Products, Inc.,
		Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	19,230
	146,553	Structured Asset Securities Corporation,
		Series 2005-2XS, Class 1A2A, 4.51%, 02/25/2035	130,501
			12,148,604
	Financial - 16.2%
	875,000	Allfirst Financial, Inc. Subordinated Notes,
		6.875%, 06/01/2009	882,148
		American General Finance Corporation Notes:
	25,000	4.625%, 05/15/2009	23,399
	25,000	4.625%, 09/01/2010	11,522
	550,000	4.00%, 03/15/2011	233,082
	630,000	AmSouth Bancorporation Subordinated Debentures,
		6.75%, 11/01/2025	408,135
	600,000	Banco Santander Chile,
		7.375%, 07/18/2012 f	620,297
	835,000	Bank of America Corporation Subordinated Notes,
		10.20%, 07/15/2015	899,191
	1,500,000	Bank of Tokyo-Mitsubishi/UFJ NY,
		7.40%, 06/15/2011 f	1,473,701
	1,043,000	Bank One Corporation Subordinated Notes,
		10.00%, 08/15/2010	1,080,790
	125,000	Bank United Subordinated Notes,
		8.00%, 03/15/2009 @	13
	2,695,000	BankAmerica Institutional,
		8.07%, 12/31/2026 (Acquired 01/04/2006 - 11/06/2007; Aggregate Cost $2,779,311) *	1,138,010
	2,500,000	Banponce Trust I,
		8.327%, 02/01/2027 (Callable 06/01/2009)	1,504,345
	1,000,000	Bear Stearns Cos., Inc.,
		6.40%, 10/02/2017	973,246
	1,000,000	BOI Capital Funding No. 2,
		5.571%, 02/01/2049 (Acquired 01/20/2006; Cost $1,000,000) (Callable 02/01/2016) * f	80,087
	520,000	CIT Group Company of Canada,
		5.20%, 06/01/2015 f	329,339
		CIT Group, Inc.:
	75,000	4.75%, 12/15/2010	60,482
	200,000	5.40%, 01/30/2016	119,873
	1,500,000	6.10%, 03/15/2067 (Callable 03/15/2017)	361,094
	1,000,000	Citigroup, Inc.,
		5.50%, 04/11/2013	878,572
	1,000,000	Compass Bank Subordinated Notes,
		8.10%, 08/15/2009	993,608
	1,760,000	Corestates Capital Trust I,
		8.00%, 12/15/2026 (Acquired 11/29/2005 and 10/10/2007; Cost $267,793	1,355,012
		and $1,544,962, respectively) *
	375,000	Corp Andina De Fomento Notes,
		7.375%, 01/18/2011 f	381,627
	1,900,000	Countrywide Financial Corporation Subordinated Notes,
		6.25%, 05/15/2016	1,580,745
	50,000	Dresdner Bank-New York Subordinated Debentures,
		7.25%, 09/15/2015	41,463
	1,000,000	Export-Import Bank Korea Notes,
		5.125%, 02/14/2011	983,711
	775,000	FMR LLC Notes,
		4.75%, 03/01/2013 (Acquired 02/26/2003; Cost $776,085) *	702,238
	416,065	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
		8.08%, 01/05/2018	448,801
	2,600,000	First National Bank of Omaha Subordinated Notes,
		7.32%, 12/01/2010	2,613,962
	2,125,000	First Union Capital I, Series A,
		7.935%, 01/15/2027 (Callable 06/11/2009)	1,806,433
	2,300,000	GE Global Insurance Holding Corp.,
		7.50%, 06/15/2010	2,256,024
	800,000	General Electric Capital Corporation Notes,
		6.00%, 06/15/2012	788,741
		Genworth Financial, Inc. Notes:
	2,000,000	5.231%, 05/16/2009	1,962,638
	1,150,000	5.75%, 06/15/2014	414,113
	1,975,000	Glencore Funding LLC,
		6.00%, 04/15/2014 (Acquired 03/31/2004, 02/02/2005, 04/26/2006 and 12/04/2006;	886,605
		Cost $794,280, $146,738, $288,126 and $720,432, respectively) *
		GMAC LLC:
	1,025,000	7.75%, 01/19/2010	800,624
	80,000	7.50%, 12/31/2013 (Acquired 12/31/2008; Cost $322,395) *	38,454
	200,000	6.75%, 12/01/2014	94,422
	96,000	8.00%, 12/31/2018 (Acquired 12/31/2008; Cost $395,835) *	27,870
	1,125,000	Goldman Sachs Group, Inc. Bonds,
		5.15%, 01/15/2014	1,026,742
	1,800,000	Great West Life & Annuity Insurance,
		7.153%, 05/16/2046 (Acquired 05/16/2006 and 11/08/2007; Cost $1,000,000	901,134
		and $792,736, respectively) *
		HSBC Finance Corporation Notes:
	2,000,000	8.00%, 07/15/2010	1,886,228
	100,000	5.00%, 06/30/2015	74,099
	2,000,000	Huntington National Bank Notes,
		8.00%, 04/01/2010	1,917,920
		Invesco Ltd.: f
	500,000	5.625%, 04/17/2012	384,258
	500,000	5.375%, 02/27/2013	361,598
		Istar Financial, Inc.:
	1,050,000	5.95%, 10/15/2013	315,000
	75,000	5.85%, 03/15/2017	21,750
	500,000	J.P. Morgan Chase & Company Subordinated Notes,
		6.625%, 03/15/2012	488,369
	2,000,000	Key Bank NA,
		7.413%, 05/06/2015	1,822,924
		Korea Development Bank Notes: f
	350,000	4.625%, 09/16/2010	344,300
		Lehman Brothers Holdings, Inc. Notes:
	846,000	8.50%, 08/01/2015 @	107,865
	1,735,000	8.80%, 03/01/2015 @	221,212
	546,000	Liberty Mutual Group,
		7.25%, 09/01/2012 (Acquired 08/03/2004; Cost $581,555) *	476,631
		Marsh & McLennan Companies, Inc.:
	1,000,000	7.125%, 06/15/2009	999,782
	775,000	5.375%, 07/15/2014	683,373
	500,000	MBIA Insurance Corp.,
		14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $500,000) *	155,000
		Merrill Lynch & Co, Inc.:
	1,000,000	5.70%, 05/02/2017	592,114
	1,000,000	6.875%, 04/25/2018	782,093
	375,000	Met Life Global Funding Senior Notes,
		4.50%, 05/05/2010 (Acquired 08/04/2005 and 03/22/2007; Cost $123,925 and $248,514) *	373,481
	1,075,000	The Mony Group, Inc.,
		8.35%, 03/15/2010	1,078,312
		Morgan Stanley Senior Unsecured Notes:
	1,000,000	5.625%, 01/09/2012	962,216
	1,400,000	6.625%, 04/01/2018	1,334,910
	100,000	Morgan Stanley Subordinated Notes,
		4.75%, 04/01/2014	81,758
	1,530,000	National Australia Bank Ltd. Subordinated Notes, Series A,
		8.60%, 05/19/2010 f	1,569,918
	350,000	National Bank of Hungary Yankee Debentures,
		8.875%, 11/01/2013 f	367,524
	2,725,000	National City Bank of Cleveland,
		4.50%, 03/15/2010	2,729,493
	534,000	National City Bank of Kentucky Subordinated Notes,
		6.30%, 02/15/2011	524,572
	2,300,000	Navigators Group Inc. Senior Unsecured Notes,
		7.00%, 05/01/2016	1,544,280
	1,260,000	NB Capital Trust IV,
		8.25%, 04/15/2027	546,749
	1,000,000	North Fork Capital Trust II,
		8.00%, 12/15/2027	437,954
	1,319,000	PNC Funding Corporation,
		7.50%, 11/01/2009	1,313,600
	75,000	Protective Life Corporation Senior Notes,
		4.30%, 06/01/2013	63,876
	1,650,000	Regions Bank,
		7.50%, 05/15/2018	1,472,041
	800,000	Santander Financial Issuances,
		6.375%, 02/15/2011 f	798,726
	1,300,000	Schwab Capital Trust I,
		7.50%, 11/15/2037 (Callable 11/15/2017)	819,403
		SLM Corporation Notes:
	1,516,000	4.50%, 07/26/2010	1,137,000
	250,000	5.375%, 05/15/2014	129,550
	1,000,000	Sovereign Bank,
		8.75%, 05/30/2018	805,000
	1,000,000	St. Paul Travelers, Inc.,
		6.25%, 06/20/2016	1,015,059
	1,046,000	Toll Road Inv. Part II,
		0.00%, 02/15/2011 (Acquired 09/28/2004; Cost $958,009) * ^	937,800
	1,320,000	Transamerica Finance Corporation Debentures,
		0.00%, 03/01/2010 ^	1,183,810
	850,000	UFJ Finance Aruba AEC,
		6.75%, 07/15/2013 f	874,539
	1,000,000	Washington Mutual Financial Corporation,
		6.875%, 05/15/2011	908,310
	500,000	Washington Mutual Bank Subordinated Notes,
		6.875%, 06/15/2011	50
	1,495,000	Westdeutsche Landesbank Subordinated Notes,
		4.796%, 07/15/2015	1,640,616
			67,467,356
	Industrial - 16.9%
	450,000	Alcan, Inc., Notes,
		5.00%, 06/01/2015 f	357,487
	2,000,000	American Standard Inc.,
		8.25%, 06/01/2009	2,006,812
		Ameritech Capital Funding Debentures:
	1,158,879	9.10%, 06/01/2016	1,201,904
	1,008,000	6.45%, 01/15/2018	1,008,976
	2,250,000	British Sky Broadcasting Group,
		8.20%, 07/15/2009 f	2,278,184
	2,000,000	British Telecommunications PLC,
		5.95%, 01/15/2018 f	1,627,768
		Bunge Ltd. Finance Corporation Notes:
	800,000	5.35%, 04/15/2014	667,678
	1,085,000	5.10%, 07/15/2015	866,695
	2,025,000	CBS Corporation Senior Notes,
		7.70%, 07/30/2010	2,027,442
	1,250,000	Clear Channel Communications Senior Unsubordinated Notes,
		5.50%, 12/15/2016	175,000
	125,000	Comcast Cable Communication Holdings,
		8.375%, 03/15/2013	133,679
	525,000	Comcast Corporation,
		6.50%, 01/15/2017	519,705
	75,000	Comcast Holdings Corporation,
		10.625%, 07/15/2012	82,542
	1,281,000	COX Communications Inc.,
		7.125%, 10/01/2012	1,275,207
	750,000	COX Communications Inc. Notes,
		7.875%, 08/15/2009	760,097
		CSX Corporation:
	1,775,000	5.75%, 03/15/2013	1,714,620
	450,000	6.25%, 04/01/2015	409,076
	1,000,000	D.R. Horton Inc. Unsubordinated Notes,
		6.50%, 04/15/2016	785,000
	1,300,000	Deutsche Telekom International Finance BV,
		8.50%, 06/15/2010 f	1,357,959
		Donnelley (R.R.) & Sons Co.:
	1,500,000	3.75%, 04/01/2009	1,500,000
	875,000	6.125%, 01/15/2017	583,593
	2,300,000	Fiserv, Inc.,
		6.125%, 11/20/2012	2,275,498
	623,000	Ford Capital BV Debentures,
		9.50%, 06/01/2010	339,535
	300,000	Ford Motor Company Debentures,
		9.215%, 09/15/2021	87,000
	1,260,000	GTE Corp Debentures,
		6.84%, 04/15/2018	1,247,783
	675,000	Halliburton Company Notes,
		5.50%, 10/15/2010	701,490
	1,375,000	Hanson Australia Funding,
		5.25%, 03/15/2013 f	605,000
	650,000	Hanson PLC Notes,
		6.125%, 08/15/2016 f	279,500
	1,195,000	Health Care Service Corporation Notes,
		7.75%, 06/15/2011 (Acquired 06/20/2001, 01/26/2005, and 10/19/2006;	1,263,876
		Cost $497,765, $348,946, and $381,425, respectively) *
	420,000	Highmark, Inc. Notes,
		6.80%, 08/15/2013 (Acquired 08/14/2003 and 03/13/2008; Cost $399,088 and $20,709) *	399,530
	2,000,000	Humana Inc.,
		7.20%, 06/15/2018	1,690,088
	975,000	Hutchison Whampoa International Limited,
		6.25%, 01/24/2014 (Acquired 11/19/2003 and 02/08/2005; Cost $749,228 and	985,836
		$236,622, respectively) * f
	1,000,000	Ingersoll-Rand Company Debentures,
		6.391%, 11/15/2027 f	1,005,107
	1,175,000	Johnson Controls Inc. Senior Notes,
		5.50%, 01/15/2016	869,837
	1,000,000	Kraft Foods, Inc.,
		6.125%, 08/23/2018	1,002,396
	675,000	Laboratory Corporation of America Holdings,
		5.50%, 02/01/2013	649,079
	625,000	Lafarge S.A. Notes,
		6.50%, 07/15/2016 f	456,250
	500,000	Limited Brands, Inc.,
		5.25%, 11/01/2014	350,831
	400,000	Marathon Global Funding Corporation,
		6.00%, 07/01/2012	406,411
	75,000	Martin Marietta Materials, Inc.,
		6.60%, 04/15/2018	62,277
	1,625,000	Masco Corporation,
		6.125%, 10/03/2016	1,042,888
	650,000	Nabors Industrials, Inc.,
		6.15%, 02/15/2018	508,542
	650,000	New York Telephone Company Debentures,
		8.625%, 11/15/2010	692,793
	2,307,000	Nextel Communications Senior Notes,
		6.875%, 10/31/2013	1,314,990
	700,000	PCCW Capital II Ltd.,
		6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $696,731) * f	583,272
	925,000	Pearson Dollar Finance PLC,
		5.70%, 06/01/2014 (Acquired 09/28/2005 and 12/14/2007; Cost $611,852	864,901
		and $321,181, respectively) * f
	1,975,000	PEMEX Project Funding Master Trust,
		9.125%, 10/13/2010	2,108,313
	1,845,000	Plum Creek Timberlands,
		5.875%, 11/15/2015	1,514,099
		Qwest Capital Funding, Inc.:
	350,000	7.00%, 08/03/2009	349,125
	100,000	7.25%, 02/15/2011	95,500
	1,000,000	Reed Elsevier Capital Notes,
		4.625%, 06/15/2012	943,075
	1,800,000	Rio Tinto Financial USA Ltd.,
		6.50%, 07/15/2018 f	1,575,290
	75,000	Schering-Plough Corporation Senior Notes,
		5.55%, 12/01/2013	78,826
	500,000	Sprint Nextel Corporation,
		6.00%, 12/01/2016	357,500
	1,175,000	Sunoco, Inc. Senior Notes,
		5.75%, 01/15/2017	1,010,734
		TCI Communications, Inc. Debentures:
	550,000	7.875%, 08/01/2013	556,936
	583,000	8.75%, 08/01/2015	628,974
		Telecom Italia Capital: f
	1,360,000	4.95%, 09/30/2014	1,174,266
	725,000	5.25%, 10/01/2015	611,287
	906,000	Tele-Communications, Inc. Debentures,
		9.80%, 02/01/2012	971,168
	1,725,000	Telefonica Emisiones, S.A.U.,
		6.421%, 06/20/2016 f	1,783,534
	1,000,000	Time Warner Cable, Inc.,
		5.85%, 05/01/2017	896,496
	250,000	Time Warner Companies, Inc.,
		6.875%, 06/15/2018	232,102
	1,847,000	Time Warner Companies Inc. Debentures,
		9.125%, 01/15/2013	1,940,331
	1,470,000	Transocean, Inc.,
		6.625%, 04/15/2011 f	1,544,261
	500,000	Tyco Electronics Group S. A.,
		6.55%, 10/01/2017 f	378,358
		Tyco International Finance: f
	1,575,000	6.375%, 10/15/2011	1,595,714
	650,000	6.00%, 11/15/2013	611,558
		United AirLines, Inc. Pass-Thru Certificates:
	202,310	Series 1991-A, Class A-2, 10.02%, 03/22/2014	81,935
	25,398	Series 2001-1, Class A-2, 6.201%, 12/31/2049	24,255
	245,275	Series 2000-2, Class C, 7.762%, 10/01/2049	204,192
	1,500,000	Vale Overseas Limited,
		6.25%, 01/23/2017 f	1,478,406
	250,000	Verizon Communications, Inc. Senior Unsecured Notes,
		5.55%, 02/15/2016	245,983
	2,000,000	Vulcan Materials Co.,
		7.00%, 06/15/2018	1,766,118
		Waste Management, Inc.:
	2,510,000	6.875%, 05/15/2009	2,515,941
	25,000	5.00%, 03/15/2014	23,870
	1,450,000	Wellpoint, Inc.,
		6.80%, 08/01/2012	1,481,268
	500,000	Willamette Industries, Inc. Notes,
		6.60%, 06/05/2012	445,528
			70,249,077
	Mortgage Backed Securities - 17.6%
		Bank of America Alternative Loan Trust:
	428,819	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	414,614
	1,242,036	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	1,173,719
	1,496,511	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	1,440,392
	68,477	Series 2005-6, Class 7A1, 5.50%, 07/25/2020	61,116
	874,763	Series 2006-2, Class 7A1, 6.00%, 03/25/2021	740,542
	1,247,977	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	920,773
	1,222,583	Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	835,543
	910,768	Bank of America Funding Corporation,
		Series 2003-3, Class 1A41, 5.50%, 10/25/2033	880,557
		Citicorp Mortgage Securities, Inc.:
	1,318,077	Series 2004-5, Class 1A25, 5.50%, 10/25/2014	1,294,658
	1,205,048	Series 2004-4, Class A5, 5.50%, 06/25/2034	1,161,916
	79,105	Series 2004-4, Class A2, 5.25%, 06/25/2034	76,194
		Countrywide Alternative Loan Trust:
	338,429	Series 2005-5R, Class A2, 4.75%, 12/25/2018	308,491
	1,261,398	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,012,927
	1,448,354	Series 2005-85CB, Class 3A1, 5.25%, 02/25/2021 (Acquired 09/26/2007 - 01/28/2009;	1,070,395
		Aggregate Cost $1,341,525) *
	2,055,226	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	1,423,244
	125,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	85,172
	160,477	Series 2005-11CB, Class 2A1, 5.50%, 06/25/2035	112,562
	1,405,250	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	1,242,930
	1,136,190	Countrywide Home Loans, Inc.,
		Series 2003-18, Class A3, 5.25%, 07/25/2033	1,085,599
		Credit Suisse First Boston Mortgage Securities Corp.:
	89,727	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	79,805
	122,591	Series 2005-3, Class 3A27, 5.50%, 07/25/2035	104,644
		Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Thru Certificates:
	814,366	5.00%, 08/01/2011	833,189
	1,179,074	6.00%, 06/01/2021	1,236,271
	47,334	6.00%, 07/01/2028	49,947
		Federal Home Loan Mortgage Corporation (FHLMC):
	1,192,749	Series 3033, Class LU, 5.50%, 03/15/2013	1,238,617
	1,385,309	Series 2695, Class UA, 5.50%, 09/15/2014	1,431,662
	6,796,863	Series R014, Class AL, 5.50%, 10/15/2014	6,869,274
	528,674	Series R001, Class AE, 4.375%, 04/15/2015	538,156
	1,877,896	Series R003, Class VA, 5.50%, 08/15/2016	1,971,439
	2,136,646	Series 3122, Class VA, 6.00%, 01/15/2017	2,232,699
	1,672,996	Series R010, Class VA, 5.50%, 04/15/2017	1,755,711
	3,799,277	Series R009, Class AJ, 5.75%, 12/15/2018	3,888,616
	4,790	Series 74, Class F, 6.00%, 10/15/2020	4,794
	150,000	Series 2673, Class NC, 5.50%, 05/15/2021	156,058
	39,884	Series 1395, Class G, 6.00%, 10/15/2022	39,864
	426,978	Series 2970, Class DA, 5.50%, 01/15/2023	437,731
		Federal National Mortgage Association (FNMA):
	869,848	Series 2006-B2, Class AB, 5.50%, 05/25/2014	891,907
	841,922	Series 2003-24, Class PC, 5.00%, 11/25/2015	851,736
	86,819	Series 2005-6, Class VE, 5.50%, 04/25/2016	90,835
	1,690,836	Series 2006-B1, Class AB, 6.00%, 06/25/2016	1,724,387
	50,000	Series 2003-35, Class TD, 5.00%, 12/25/2016	50,853
	23,194	Series 1989-2, Class D, 8.80%, 01/25/2019	24,231
	1,738	Series G-29, Class O, 8.50%, 09/25/2021	1,878
	146,628	Series 1991-137, Class H, 7.00%, 10/25/2021	159,007
	125,843	Series 1992-136, Class PK, 6.00%, 08/25/2022	133,658
	68,620	Series 1993-32, Class H, 6.00%, 03/25/2023	71,935
	6,500,000	Series 2002-85, Class PD, 5.50%, 05/25/2031	6,651,158
	125,000	Series 2004-90, Class YB, 4.00%, 07/25/2032	126,368
	2,384,990	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	2,504,986
	3,942,488	Series 2004-W10, Class A24, 5.00%, 08/25/2034	3,894,305
		GMAC Mortgage Corporation Loan Trust:
	148,149	Series 2003-J1, Class A2, 5.25%, 03/25/2018	149,326
	1,439,809	Series 2004-J4, Class A2, 5.50%, 09/25/2034	1,408,395
	373,694	Government National Mortgage Association (GNMA),
		Series 1999-4, Class ZB, 6.00%, 02/20/2029	395,472
		J.P. Morgan Alternative Loan Trust:
	3,209,302	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	2,543,372
	1,286,894	Series 2006-A1, Class 2A1, 5.80%, 03/25/2036	641,389
	2,346,392	Series 2006-S2, Class A2, 5.81%, 05/25/2036	1,561,934
	710,891	Lehman Mortgage Trust,
		Series 2006-4, Class 3A1, 5.00%, 08/25/2021 @	523,838
		Master Alternative Loans Trust:
	2,032,545	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	1,802,614
	451,250	Series 2004-3, Class 1A1, 5.00%, 03/25/2019	400,203
	344,565	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	299,349
	75,312	Merrill Lynch Mortgage Investors Inc.,
		Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	59,380
		Residential Accredit Loans, Inc.:
	54,381	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	49,860
	53,929	Series 2004-QS13, Class CB, 5.00%, 09/25/2019	47,828
	332,653	Salomon Brothers Mortgage Securities VII,
		Series 2003-UP2, Class A2, 4.00%, 06/25/2033	304,057
		Washington Mutual, Inc. Pass-Thru Certificates:
	2,182,166	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	2,153,525
	3,041,769	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	3,018,956
	1,128,149	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	1,011,457
	718,441	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	654,937
	922,496	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	852,362
			73,265,319
	Taxable Municipal Bonds - 0.4%
	1,595,000	Tobacco Settlement Authority Iowa,
		6.50%, 06/01/2023	1,145,258
	740,506	Tobacco Settlement Financing Corporation,
		Series 2001-A, Class A, 6.36%, 05/15/2025	693,758
			1,839,016
	Utilities - 6.1%
	2,415,000	Baltimore Gas & Electic Co.,
		6.125%, 07/01/2013	2,410,003
	1,715,000	Cilcorp Inc. Senior Notes,
		8.70%, 10/15/2009	1,813,613
	50,000	Commonwealth Edison,
		5.95%, 08/15/2016	47,882
		Dominion Resources Inc.:
	450,000	6.25%, 06/30/2012	465,539
	1,000,000	5.15%, 07/15/2015	959,181
	600,000	Energy Transfer Partners,
		5.65%, 08/01/2012	570,674
	600,000	Exelon Corporation Senior Notes,
		6.75%, 05/01/2011	607,953
	2,500,000	Kinder Morgan Finance,
		5.70%, 01/05/2016 f	2,100,000
	301,179	Kiowa Power Partners LLC,
		4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $301,179) *	270,363
	300,000	Korea Electric Power Corporation,
		6.75%, 08/01/2027 f	217,375
	1,475,000	National Grid PLC Senior Unsecured Notes,
		6.30%, 08/01/2016 f	1,433,968
	25,000	National Rural Utilities,
		4.375%, 10/01/2010	25,150
		NiSource Finance Corporation:
	175,000	7.875%, 11/15/2010	171,963
	1,000,000	10.75%, 03/15/2016	1,012,349
	1,875,000	ONEOK, Inc. Senior Notes,
		7.125%, 04/15/2011	1,905,527
	400,000	ONEOK Partners LP Notes,
		5.90%, 04/01/2012	391,677
	1,775,000	PPL Energy Supply, LLC Bonds, Series A,
		5.70%, 10/15/2015	1,609,204
	388,000	PPL Energy Supply, LLC Senior Notes,
		6.40%, 11/01/2011	388,812
	900,000	Progress Energy, Inc. Senior Notes,
		6.85%, 04/15/2012	933,878
	175,000	PSE&G Energy Holdings LLC Senior Notes,
		8.50%, 06/15/2011	172,204
		PSE&G Power LLC:
	275,000	7.75%, 04/15/2011	287,775
	425,000	5.00%, 04/01/2014	402,018
	806,208	RGS (I&M) Funding Corporation Debentures,
		9.82%, 12/07/2022	847,381
	1,500,000	Rockies Express Pipeline LLC,
		5.10%, 08/20/2009 (Acquired 09/17/2007; Cost $1,499,618) *	1,500,396
	1,400,000	Spectra Energy Capital,
		5.668%, 08/15/2014	1,348,883
	1,340,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
		8.875%, 07/15/2012	1,364,598
		Vectren Utility Holdings:
	900,000	6.625%, 12/01/2011	927,848
	575,000	5.25%, 08/01/2013	565,626
	600,000	Williams Companies, Inc. Notes,
		8.125%, 03/15/2012	609,000
	251,896	Yosemite Securities Trust I,
		8.25%, 11/15/2004 (Acquired 04/26/2001; Cost $251,896) f @	630
			25,361,470
	U.S. Government Agency Issues - 16.1%
		Federal Home Loan Mortgage Corporation (FHLMC):
	8,750,000	2.25%, 04/13/2012	8,816,806
	225,000	4.50%, 07/15/2013	245,348
		Federal National Mortgage Association (FNMA):
	44,175,000	3.625%, 02/12/2013	46,769,884
	11,125,000	2.75%, 03/13/2014	11,257,799
			67,089,837
	U.S. Treasury Obligations - 21.4%
		U.S. Treasury Bonds:
	48,350,000	9.125%, 05/15/2018	73,170,908
	10,650,000	8.50%, 02/15/2020	15,901,781
			89,072,689
		Total Long-Term Investments (Cost $435,372,493)	406,493,368
	SHORT-TERM INVESTMENTS - 2.8%
	Money Markets - 2.8%
	11,714,585	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	11,714,585
		TOTAL SHORT-TERM INVESTMENTS (Cost $11,714,585)	11,714,585
	Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 32.9%
	Certificates of Deposit - 2.1%
	$3,497,011	Natixis Bank of New York, Series YCD1, 1.163%, 06/30/09	3,499,877
	5,245,516	Royal Bank of Scotland Group PLC, 2.994%, 05/06/09	5,244,310
			8,744,187
	Commercial Paper - 0.8%
	3,276,457	Atlantic East Funding LLC, 3.059%, 03/25/10 # **	3,276,457
			3,276,457
	Corporate Bonds and Notes - 2.1%
	3,497,011	Svenska Handelsbanken, 4.418%, 08/06/09	3,478,477
	5,245,516	Wachovia Bank NA, 2.875%, 05/01/09	5,238,541
			8,717,018
	Shares
	Investment Companies - 27.9%
	114,789,389	Mount Vernon Securities Lending Trust Prime Portfolio	114,789,389
	1,550,172	Reserve Primary Fund # **	1,550,172
			116,339,561
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $137,077,223)	137,077,223
		Total Investments (Cost $584,164,301) - 133.3%	555,285,176
		Liabilities in Excess of Other Assets - (33.3)%	(138,829,451)
		TOTAL NET ASSETS - 100.0%	$416,455,725

*	Restricted Security Deemed Liquid
**	Illiquid Security
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors
@	Security in Default

SFAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Schedule of Investments
Level 1 - Quoted prices	$126,503,974
Level 2 - Other significant observable inputs	427,231,030
Level 3 - Significant unobservable inputs	1,550,172
Total	$555,285,176

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/08	$2,371,982
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales/paydowns)	(713,109)
Transfers in and / or out of Level 3 *	(108,701)
Balance as of 3/31/09	$1,550,172

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS - 90.4%
Alabama - 3.2%
$11,385,000	Montgomery Alabama Special Care Facility Revenue,
	5.00%, 11/15/2021 (Pre-refunded to 11/15/2014)	$12,747,215
Alaska - 0.3%
1,000,000	Alaska State Housing Finance Corporation,
	5.00%, 06/01/2017 (Insured by NPFGC)	1,043,530
Arizona - 2.7%
1,415,000	Arizona Health Facilities Authority Hospital Revenue,
	6.375%, 12/01/2037 (Pre-refunded to 12/01/2012)	1,652,182
2,375,000	Arizona School Facilities Board Revenue,
	5.75%, 07/01/2018 (Pre-refunded to 07/01/2014)	2,804,566
1,540,000	Phoenix Arizona Civic Corporation of Wastewater Systems Revenue,
	5.00%, 07/01/2015 (Partially Pre-refunded, Insured by NPFGC)	1,719,718
1,000,000	Pima County Arizona Independent Development Authority,
	7.125%, 07/01/2024 (Pre-refunded to 07/01/2014)	1,223,750
2,770,000	Pima County Arizona Industrial Development Authority Revenue,
	7.50%, 07/01/2034 (Pre-refunded to 07/01/2014)	3,309,818
		10,710,034
Arkansas - 0.1%
230,000	Springdale Arkansas Sales & Use Tax Revenue,
	4.00%, 07/01/2016 (Pre-refunded to various dates)	233,381
California - 3.3%
2,515,000	Coalinga California Regional Medical Center,
	5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,858,423
	Golden State Tobacco Securitization Corporation Revenue Bonds:
1,120,000	6.25%, 06/01/2033 (Pre-refunded to various dates)	1,237,667
1,145,000	6.75%, 06/01/2039 (Pre-refunded to 06/01/2013)	1,346,039
1,650,000	6.625%, 06/01/2040 (Pre-refunded to 06/01/2013)	1,931,573
2,725,000	Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
	9.60%, 06/01/2016 (ETM)	3,921,847
1,600,000	Port Oakland California Revenue,
	5.00%, 11/01/2017 (Insured by NPFGC)	1,638,048
165,000	Santa Rosa California Hospital Revenue,
	10.30%, 03/01/2011 (ETM)	186,018
		13,119,615
Colorado - 10.0%
2,000,000	Adams County Colorado Single Family Mortgage Revenue,
	8.875%, 08/01/2012 (ETM)	2,494,020
	Colorado Springs Colorado Utilities Revenue Bonds:
50,000	5.80%, 11/15/2010 (ETM)	51,281
9,830,000	5.875%, 11/15/2017 (ETM)	11,220,060
	Denver Colorado Convention Center & Hotel Authority Revenue Bonds:
1,000,000	5.00%, 12/01/2021 (Pre-refunded to 12/01/2013)	1,118,660
1,500,000	5.00%, 12/01/2023 (Pre-refunded to 12/01/2013)	1,677,990
5,065,000	5.00%, 12/01/2024 (Pre-refunded to 12/01/2013)	5,666,013
7,975,000	Denver Colorado Health & Hospital Authority Healthcare Revenue,
	6.25%, 12/01/2033 (Pre-refunded to 12/01/2014)	9,642,573
6,750,000	Regional Transportation District Colorado Sales Tax Revenue,
	5.00%, 11/01/2036 (Pre-refunded to 11/01/2016)	7,862,603
		39,733,200
Delaware - 0.3%
1,230,000	Delaware State Economic Development Authority Revenue,
	6.75%, 01/01/2013 (ETM)	1,376,235
Florida - 10.1%
4,240,000	Bartram Springs Community Development District Special Assessment,
	6.65%, 05/01/2034 (Pre-refunded to 05/01/2013)	4,872,693
5,000,000	Coral Gables Florida Health Facility Authority Hospital Revenue,
	5.00%, 08/15/2029 (Pre-refunded to 08/15/2014)	5,707,600
2,355,000	Dade County Florida Health Facility Authority Hospital Revenue,
	5.75%, 05/01/2021 (ETM)	2,683,428
2,500,000	Florida State Department of Management Services,
	5.00%, 08/01/2018	2,569,275
4,675,000	Florida State Mid-Bay Bridge Authority Revenue,
	6.875%, 10/01/2022 (ETM)	6,013,172
2,000,000	Highlands County Florida Health Facilities Revenue,
	5.375%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,281,980
2,000,000	Hillsborough County Florida School Board Master Lease Program,
	5.50%, 07/01/2018 (Insured by NPFGC)	2,107,960
2,100,000	Islands At Doral (SW) Community Development District,
	6.375%, 05/01/2035 (Pre-refunded to 05/01/2013)	2,390,220
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue,
	11.50%, 10/01/2012 (ETM)	402,738
1,470,000	Miami Beach Florida Resort Tax Revenue,
	6.25%, 10/01/2022 (ETM)	1,782,405
2,020,000	Miami-Dade County Florida Water & Sewer Revenue,
	5.00%, 10/01/2013 (Insured by NPFGC)	2,187,801
55,000	Orange County Florida Health Revenue,
	8.75%, 10/01/2009 (ETM)	55,055
1,000,000	Orlando Florida Utilities Commission Water & Electric Revenue,
	6.75%, 10/01/2017 (ETM)	1,181,270
1,000,000	Palm Beach County Florida Revenue,
	5.00%, 11/01/2018	1,094,010
4,000,000	Seminole County Florida Water & Sewer Revenue,
	6.00%, 10/01/2019 (ETM)	4,692,200
		40,021,807
Georgia - 0.3%
1,020,000	Fulton County Georgia Hospital Authority Revenue,
	7.875%, 10/01/2013 (ETM)	1,176,703
Illinois - 5.6%
1,000,000	Chicago Illinois Board of Education,
	5.00%, 12/01/2017 (Insured by AMBAC)	1,070,270
1,000,000	Chicago Illinois General Obligation Project and Refunding,
	5.00%, 01/01/2017 (FSA Insured)	1,102,630
1,440,000	Chicago Illinois Metropolitan Water Reclamation District General Obligation,
	7.00%, 12/01/2010 (ETM)	1,587,010
1,000,000	Chicago Illinois Public Building Community Building Revenue,
	7.00%, 01/01/2020 (ETM)	1,270,250
1,430,000	Cook County Illinois School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,968,266
1,000,000	Du Page County Illinois Stormwater Project,
	5.60%, 01/01/2021	1,140,770
	Illinois State Toll Highway Authority Revenue Bonds:
820,000	5.00%, 01/01/2026 (Pre-refunded to 07/01/2016)	949,740
1,905,000	5.00%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,206,409
1,025,000	Lake County Illinois Community High School District No. 124 Grant,
	5.00%, 12/01/2017	1,171,893
1,000,000	Lake County Illinois Community High School District No. 128,
	5.00%, 01/01/2013	1,111,500
1,870,000	McHenry & Kane Counties Illinois Community School District No. 158,
	0.00%, 01/01/2013 ^ (Insured by NPFGC)	1,590,529
1,805,000	Metropolitan Pier & Exposition Authority Illinois,
	5.50%, 06/15/2016 (ETM)	2,121,994
2,000,000	Northwest Suburban Illinois Municipal Joint Action Revenue,
	5.00%, 05/01/2014 (ETM)	2,278,980
1,390,000	Southern Illinois University Revenue,
	5.25%, 04/01/2019 (Insured by NPFGC)	1,476,625
950,000	Winnebago & Boone Counties Illinois School District No. 205,
	5.00%, 02/01/2013 (Insured by AMBAC)	989,520
		22,036,386
Indiana - 1.5%
	Hammond Indiana Multi-School Building Corporation Revenue Bonds:
1,000,000	6.00%, 01/15/2018 (ETM)	1,161,170
1,330,000	5.00%, 07/15/2018 (Insured by NPFGC)	1,500,386
285,000	Indiana Toll Road Commission,
	9.00%, 01/01/2015 (ETM)	354,851
1,650,000	Purdue University Indiana Revenue,
	5.00%, 07/01/2015	1,862,619
1,000,000	South Bend Indiana Community School Building Corporation,
	5.00%, 07/15/2017 (Insured by NPFGC)	1,099,450
		5,978,476
Iowa - 0.4%
1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.00%, 06/01/2015 (Insured by NPFGC)	1,121,696
335,000	Muscatine Iowa Electric Revenue,
	6.70%, 01/01/2013 (ETM)	374,778
		1,496,474
Kansas - 0.5%
1,865,000	Wyandotte County Kansas Revenue,
	5.00%, 09/01/2019 (Insured by BHAC)	2,067,837
Louisiana - 2.8%
400,000	Houma-Terrebonne Public Trust Financing Authority,
	7.30%, 04/01/2010 (ETM)	426,324
1,000,000	Houma-Terrebonne Public Trust Financing Authority Single Family Mortgage Revenue,
	7.30%, 04/01/2011 (ETM)	1,121,760
1,450,000	Jefferson Parish Louisiana Home Mortgage Authority,
	7.10%, 08/01/2010 (ETM)	1,574,439
6,925,000	Louisiana Public Facilities Authority Revenue,
	5.50%, 05/15/2032 (Pre-refunded to 05/15/2026)	7,825,042
		10,947,565
Massachusetts - 2.7%
5,745,000	Massachusetts State,
	5.00%, 08/01/2020 (Pre-refunded to 08/01/2016)	6,705,219
1,000,000	Massachusetts State Obligations Tax Revenue,
	5.25%, 01/01/2026 (Pre-refunded to 01/01/2014)	1,120,370
2,200,000	Massachusetts State Water Resources Authority,
	6.50%, 07/15/2019 (ETM)	2,696,672
		10,522,261
Michigan - 1.7%
1,000,000	Cornell Twp Michigan Economic Development Revenue,
	5.875%, 05/01/2018 (Pre-refunded to 05/01/2012)	1,128,840
2,185,000	Detroit Michigan Sewer Disposal Revenue,
	5.00%, 07/01/2030 (Pre-refunded to 07/01/2015)	2,496,210
1,550,000	Harper Creek Michigan Community School District,
	5.00%, 05/01/2016 (Insured by FSA)	1,667,474
1,390,000	Jenison Michigan Public Schools,
	5.25%, 05/01/2015 (Insured by NPFGC)	1,534,101
		6,826,625
Minnesota - 1.3%
1,040,000	Centennial Independent School District No. 12 Minnesota,
	5.00%, 02/01/2014 (Pre-refunded to 02/01/2012, FSA Insured)	1,115,826
1,215,000	Robbinsdale Independent School District No. 281,
	5.00%, 07/01/2020 (Pre-refunded to 02/01/2012, FSA Insured)	1,303,586
2,225,000	Western Minnesota Municipal Power Agency,
	6.375%, 01/01/2016 (ETM)	2,549,449
		4,968,861
Mississippi - 0.4%
1,110,000	Mississippi Development Bank Special Obligations,
	5.25%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,286,168
600,000	Mississippi Housing Financial Corporation,
	0.00%, 06/01/2015 (ETM) ^	497,316
		1,783,484
Missouri - 0.6%
2,000,000	St. Louis County Industrial Development Authority,
	6.625%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,420,680
Nebraska - 3.1%
1,640,000	Nebraska Public Power District Revenue,
	5.00%, 01/01/2015 (Insured by NPFGC)	1,759,868
9,150,000	Omaha Nebraska Public Electric Power District Revenue,
	6.20%, 02/01/2017 (ETM)	10,660,208
		12,420,076
Nevada - 1.1%
2,080,000	Las Vegas Clark County Nevada Library District,
	5.00%, 01/01/2017	2,169,336
1,965,000	Reno Nevada Capital Improvement Revenue,
	5.50%, 06/01/2019 (Pre-refunded to 06/01/2012)	2,211,922
		4,381,258
New Jersey - 2.3%
3,000,000	New Jersey Landfill Economic Development Authority Revenue,
	6.375%, 04/01/2031 (Pre-refunded to 05/15/2014)	3,588,450
1,000,000	New Jersey State Transportation Trust Fund Authority,
	6.00%, 12/15/2017 (Pre-refunded to 12/15/2011)	1,132,560
	New Jersey State Turnpike Authority: (ETM)
1,500,000	6.50%, 01/01/2016	1,761,435
130,000	6.50%, 01/01/2016	152,643
2,000,000	Tobacco Settlement Financing Corporation,
	6.25%, 06/01/2043 (Pre-refunded to 06/01/2013)	2,355,220
		8,990,308
New Mexico - 0.3%
1,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue,
	5.25%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,135,130
New York - 1.6%
2,000,000	New York State Dormitory Authority and Personal Income Tax Revenue,
	5.00%, 12/15/2017	2,237,560
1,800,000	New York State University Dormitory Authority Revenue,
	5.50%, 05/15/2013 (Insured by NPFGC)	1,924,974
	New York, New York:
1,000,000	5.00%, 03/01/2016 (FGIC Insured)	1,061,330
1,125,000	5.25%, 08/15/2021	1,170,517
210,000	TSASC Inc. New York,
	4.75%, 06/01/2022	158,101
		6,552,482
North Carolina - 3.9%
	North Carolina Eastern Municipal Power Agency Power Systems Revenue:
2,210,000	5.00%, 01/01/2017 (ETM)	2,491,200
225,000	6.40%, 01/01/2021 (ETM)	276,205
4,900,000	4.50%, 01/01/2024 (Pre-refunded to 01/01/2022)	5,251,281
6,495,000	North Carolina Medical Care Community Hospital Revenue,
	5.25%, 11/01/2029 (Pre-refunded to 11/01/2014)	7,297,068
		15,315,754
Ohio - 0.9%
1,000,000	Akron Ohio Community Learning Center Income Tax Revenue,
	5.25%, 12/01/2016 (Insured by NPFGC)	1,044,830
2,000,000	Cincinnati Ohio City School District,
	5.00%, 12/01/2016 (Insured by FSA)	2,234,160
130,000	Miamisburg Ohio Water Revenue,
	7.00%, 11/15/2016 (ETM)	153,053
		3,432,043
Oklahoma - 0.7%
2,360,000	Tulsa County Oklahoma Home Financing Authority Single Family Mortgage Revenue,
	6.90%, 08/01/2011 (ETM)	2,676,028
Pennsylvania - 4.9%
1,275,000	Central Dauphin Pennsylvania School District,
	6.75%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,609,471
3,000,000	Pennsylvania State Public School Building Authority Lease Revenue,
	5.00%, 11/15/2034 (Pre-refunded to 11/15/2014)	3,417,630
1,790,000	Philadelphia Pennsylvania Authority For Industrial Develpoment Revenue,
	5.25%, 01/01/2027 (Pre-refunded to 01/01/2017)	2,083,864
3,550,000	Philadelphia Pennsylvania Gas Works,
	7.00%, 05/15/2020 (ETM)	4,303,843
	Pittsburgh Pennsylvania Water & Sewer Authority Revenue Bonds:
1,025,000	7.25%, 09/01/2014 (ETM)	1,161,048
4,500,000	5.00%, 09/01/2029 (Pre-refunded to 09/01/2015)	5,068,755
1,500,000	St. Mary Hospital Authority Pennsylvania Health Revenue,
	5.375%, 11/15/2034 (Pre-refunded to 11/15/2014)	1,725,480
		19,370,091
Puerto Rico - 0.3%
1,080,000	Puerto Rico Public Finance Corporation,
	6.00%, 08/01/2026 (ETM)	1,243,685
South Carolina - 1.4%
285,000	Greenville South Carolina Waterworks Revenue,
	7.00%, 02/01/2010 (ETM)	300,404
4,500,000	Lexington County South Carolina Health Services District Hospital Revenue,
	5.50%, 11/01/2032 (Pre-refunded to 11/01/2013)	5,206,995
		5,507,399
South Dakota - 0.3%
1,175,000	Heartland Consumers Power District,
	7.00%, 01/01/2016 (ETM)	1,392,904
Tennessee - 2.0%
230,000	Metropolitan Government Nashville & Davidson County Tennessee H&E,
	6.10%, 07/01/2010 (ETM)	237,160
1,545,000	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer Revenue,
	6.50%, 12/01/2014 (ETM)	1,906,932
5,000,000	Shelby County Tennessee Health Educational & Housing Facilities Revenue,
	5.50%, 08/15/2019 (ETM)	5,694,500
		7,838,592
Texas - 16.5%
1,125,000	Barbers Hill Texas Independent School District General Obligation,
	5.00%, 02/15/2017 (PSF Guaranteed)	1,250,932
1,000,000	Copperas Cove Texas Independent School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,131,810
1,500,000	Cypress-Fairbanks Texas Independent School District,
	5.00%, 02/15/2017 (PSF Guaranteed)	1,688,835
1,355,000	El Paso Texas Waterworks & Sewer Revenue,
	5.00%, 08/15/2018	1,529,930
1,625,000	Frisco Texas Independent School District,
	6.00%, 08/15/2018 (PSF Guaranteed)	1,924,943
1,000,000	Georgetown Texas Independent School District,
	5.00%, 02/15/2016 (PSF Guaranteed)	1,122,260
1,720,000	Harris County Texas Health Facilities Development Corporation Hospital Revenue,
	5.50%, 10/01/2019 (ETM)	2,013,346
2,000,000	Harris County Texas,
	5.25%, 10/01/2017 (Pre-refunded to 10/01/2013)	2,296,620
7,250,000	Houston Texas Health Facilities Corporate Facilities Revenue,
	7.125%, 02/15/2034 (Pre-refunded to 02/15/2014)	8,770,905
1,920,000	Houston Texas Sewer System Revenue,
	9.375%, 10/01/2013 (ETM)	2,279,309
1,315,000	La Porte Texas Independent School District,
	5.00%, 02/15/2018 (Insured by NPFGC)	1,435,493
1,735,000	Lufkin Texas Independent School District,
	5.00%, 08/15/2015 (PSF Guaranteed)	1,946,896
1,050,000	Magnolia Texas Independant School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,204,277
1,265,000	Mission Consolidation Independent School District,
	5.00%, 02/15/2019 (PSF Guaranteed)	1,377,395
1,125,000	North Central Texas Health Facilities Revenue,
	5.75%, 02/15/2015 (ETM)	1,340,269
1,210,000	Pearland Texas Waterworks & Sewage,
	5.25%, 03/01/2023 (Pre-refunded to 03/01/2014)	1,384,518
1,295,000	Rockwall Texas Independent School District,
	5.00%, 02/15/2015 (PSF Guaranteed)	1,470,602
775,000	Sam Rayburn Texas Municipal Power Agency,
	6.00%, 09/01/2010 (ETM)	802,675
11,565,000	San Antonio Texas Electric & Gas Revenue,
	5.65%, 02/01/2019 (ETM)	13,623,454
2,000,000	San Antonio Texas Independent School District,
	5.00%, 08/15/2017 (PSF Guaranteed)	2,241,260
575,000	Socorro Texas Independent School District,
	5.25%, 08/15/2012 (PSF Guaranteed)	645,323
1,000,000	Spring Texas Independent School District,
	5.00%, 08/15/2019 (PSF Guaranteed)	1,129,960
7,750,000	Tarrant County Texas Health Facilities Revenue,
	6.00%, 09/01/2024 (ETM)	9,195,220
265,000	Texas Public Building Authority Revenue,
	7.125%, 08/01/2011 (ETM)	283,060
1,900,000	Trinity River Authority Texas Revenue,
	5.50%, 02/01/2021 (Pre-refunded to 02/01/2013, Insured by NPFGC)	2,162,637
1,000,000	University of Houston Texas,
	5.25%, 02/15/2012 (FSA Insured)	1,106,600
		65,358,529
Utah - 0.2%
540,000	Salt Lake City Utah Hospital Revenue,
	8.125%, 05/15/2015 (ETM)	634,235
Virginia - 1.2%
1,095,000	Bristol Virginia Utility Systems General Obligation,
	5.50%, 11/01/2018 (ETM)	1,274,886
3,165,000	Tobacco Settlement Financing Corporation Revenue,
	5.625%, 06/01/2037 (Pre-refunded to 06/01/2015)	3,654,056
		4,928,942
Washington - 0.3%
1,000,000	Snohomish County Washington Public Utilities Revenue,
	6.80%, 01/01/2020 (ETM, Insured by NPFGC)	1,226,410
Wisconsin - 1.6%
3,000,000	Ladysmith-Hawkins Wisconsin School District General Obligation,
	5.20%, 04/01/2018 (Insured by NPFGC)	2,966,100
3,320,000	Wisconsin State Health & Educational Facilities Revenue,
	5.00%, 12/01/2019 (Insured by NPFGC)	3,340,916
		6,307,016
	TOTAL MUNICIPAL BONDS (Cost $347,181,109)	357,921,251
Shares
SHORT-TERM INVESTMENTS - 8.9%
Money Market Fund - 8.9%
35,516,977	Fidelity Institutional Tax-Exempt Portfolio,	35,516,977
	Total Short-Term Investments (Cost $35,516,977)	35,516,977
	Total Investments (Cost $382,698,086) - 99.3%	393,438,228
	Other Assets in Excess of Liabilities - 0.7%	2,628,400
	TOTAL NET ASSETS - 100.0%	$396,066,628

ETM - Escrowed to Maturity
^ Non-Income Producing

SFAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Schedule of Investments
Level 1 - Quoted prices	$35,516,977
Level 2 - Other significant observable inputs	357,921,251
Level 3 - Significant unobservable inputs	-
Total	$393,438,228

Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Principal
	Amount		Value
	LONG-TERM INVESTMENTS - 95.5%
	Asset Backed Securities - 6.0%
	$8,000,000	American Express Credit Account Master Trust,
		Series 2005-5, Class A, 4.276%, 02/15/2013	$7,641,469
		Bayview Financial Acquisition Trust:
	2,000,000	Series 2006-A, Class 1A2, 5.483%, 02/28/2041	1,569,487
	5,000,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	2,199,158
		Contimortgage Home Equity Trust:
	8	Series 1999-1, Class A7, 6.97%, 12/25/2013	8
	1,073	Series 1997-2, Class A9, 7.09%, 04/15/2028	1,072
	9,228	Series 1999-3, Class A8, 5.884%, 05/25/2029	9,057
		Countrywide Asset-Backed Certificates:
	4,089,158	Series 2006-S2, Class A2, 5.627%, 07/25/2027	2,639,182
	1,780,731	Series 2005-17, Class 1AF2, 5.363%, 03/25/2030	1,383,859
	1,435,003	Series 2004-15, Class AF6, 4.613%, 04/25/2035	1,018,282
	4,829,092	Series 2005-1, Class AF6, 5.03%, 07/25/2035	3,283,833
	4,955,762	Series 2005-10, Class AF6, 4.915%, 02/25/2036	3,681,135
	1,988,093	Series 2005-17, Class 1AF5, 5.564%, 05/25/2036	1,238,050
	2,839,121	Series 2007-S1, Class A6, 5.693%, 11/25/2036	823,043
	7,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	6,589,453
	1,500,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	914,732
	1,021,923	Credit Based Asset Servicing and Securities,
		Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	877,883
		Discover Card Master Trust I:
	1,700,000	Series 2004-2, Class A2, 4.31%, 05/15/2012	1,661,708
	2,000,000	Series 2003-4, Class A2, 1.32%, 05/15/2013	1,854,922
	249,811	Equivantage Home Equity Loan Trust,
		Series 1996-3, Class A3, 7.70%, 09/25/2027	195,500
		GE Capital Mortgage Services, Inc.:
	2,374	Series 1997-HE4, Class A7, 6.735%, 12/25/2028	2,371
	33,372	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	30,195
	134,380	GMAC Mortgage Corporation Loan Trust,
		Series 2004-GH1, Class A2, 4.39%, 12/25/2025	125,202
		Green Tree Financial Corporation:
	1,090,802	Series 1993-3, Class A7, 6.40%, 10/15/2018	984,456
	812,574	Series 1993-4, Class A5, 7.05%, 01/15/2019	708,298
	2,013,238	Series 1998-2, Class A5, 6.24%, 12/01/2028	1,535,664
	139,449	Series 1997-6, Class A8, 7.07%, 01/15/2029	121,257
	1,645,120	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,200,176
	992,838	Series 1998-4, Class A5, 6.18%, 04/01/2030	654,695
	1,302,109	GSAA Home Equity Trust,
		Series 2005-1, Class AF2, 4.316%, 11/25/2034	1,065,513
	113,191	IMC Home Equity Loan Trust,
		Series 1997-5, Class A10, 5.749%, 11/20/2028	105,495
	223,252	Impac CMB Trust,
		Series 2004-4, Class 2A2, 5.249%, 09/25/2034	202,874
	3,200,000	MBNA Master Credit Card Trust,
		Series 2005-4A, Class A4, 3.38%, 11/15/2012	3,083,050
	95,004	Oakwood Mortgage Investors, Inc.,
		Series 1999-B, Class A3, 6.45%, 11/15/2017	63,255
	1,131,367	RAAC Series,
		Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	917,899
	3,000,000	Renaissance Home Equity Loan Trust,
		Series 2007-1, Class AF3, 5.612%, 04/25/2037	1,038,493
		Residential Asset Mortgage Products, Inc.:
	1,354,816	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,253,810
	914,381	Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	640,274
		Residential Asset Securities Corporation:
	262,539	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	143,764
	262,020	Series 2004-KS2, Class AI6, 4.30%, 03/25/2034	170,390
	2,600,000	Stingray Pass-Thru Certificates,
		Series 2005, 5.902%, 01/12/2015 (Acquired 05/10/2007 and 09/19/2007,
		Cost $1,536,175 and $809,312, respectively) # **	1,300,000
		Structured Asset Securities Corporation:
	48,295	Series 2004-11XS, Class 1A3A, 4.76%, 06/25/2034	47,825
	1,431,636	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	712,459
			53,689,248
	Financial - 15.5%
	2,450,000	American Express Credit Corporation, Series C,
		7.30%, 08/20/2013	2,274,222
		American General Finance Corporation Senior Notes:
	1,250,000	8.45%, 10/15/2009	922,919
	1,150,000	4.875%, 05/15/2010	567,040
	1,000,000	5.85%, 06/01/2013	396,901
	500,000	6.90%, 12/15/2017	175,243
	1,000,000	American International Group,
		8.175%, 05/15/2058 (Callable 05/15/2038) (Acquired 05/13/2008; Cost $1,000,000) *	85,201
	250,000	AmSouth Bancorporation Subordinated Debentures,
		6.75%, 11/01/2025	161,958
	2,330,000	AXA Financial Inc.,
		7.75%, 08/01/2010	2,305,978
	300,000	BAC Capital Trust VI,
		5.625%, 03/08/2035	128,285
	1,065,000	Bank of America Corporation Subordinated Notes,
		10.20%, 07/15/2015	1,146,872
	2,435,000	Bank of Tokyo-Mitsubishi/UFJ NY,
		7.40%, 06/15/2011 f	2,392,307
	929,000	Bank One Corporation Subordinated Notes,
		10.00%, 08/15/2010	962,660
	2,175,000	Banponce Trust I, Series A,
		8.327%, 02/01/2027 (Callable 06/11/2009)	1,308,780
	2,400,000	Bear Stearns Cos., Inc., Series B,
		6.95%, 08/10/2012	2,444,081
	1,500,000	BOI Capital Funding II,
		5.571%, 02/01/2016 (Acquired 09/30/2008; Cost $978,385) * f	120,130
	2,000,000	BOI Capital Funding III,
		6.107%, 02/04/2016 f	160,144
	2,000,000	Capmark Financial Group, Inc.,
		6.30%, 05/10/2017	372,056
	2,967,000	CIT Group Company of Canada,
		5.20%, 06/01/2015 f	1,879,135
		CIT Group, Inc.:
	500,000	5.40%, 01/30/2016	299,682
	1,670,000	6.10%, 03/15/2067 (Callable 03/15/2017)	402,017
	2,000,000	Citigroup Capital XXI,
		8.30%, 12/21/2057 (Callable 12/21/2037)	962,992
	1,000,000	Citigroup, Inc.,
		5.50%, 04/11/2013	878,572
	1,281,000	Compass Bank Subordinated Notes,
		8.10%, 08/15/2009	1,272,812
		Corp Andina De Fomento Notes: f
	675,000	7.375%, 01/18/2011	686,929
	340,000	5.75%, 01/12/2017	283,343
	3,575,000	Countrywide Financial Corporation Subordinated Notes,
		6.25%, 05/15/2016	2,974,296
	1,000,000	Credit Agricole S.A.,
		6.637%, 05/29/2049 (Acquired 05/23/2007; Cost $1,000,000) * f	300,370
	330,000	Deutche Bank Trust Corporation Subordinated Notes,
		7.25%, 10/15/2011	339,938
	3,135,000	First Empire Capital Trust I,
		8.234%, 02/01/2027 (Callable 06/11/2009)	2,095,500
	1,575,000	First Empire Capital Trust II,
		8.277%, 06/01/2027 (Callable 06/11/2009)	1,054,915
	3,500,000	First Hawaiian Capital Trust I, Series B,
		8.343%, 07/01/2027 (Callable 06/11/2009)	1,950,308
	686,508	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
		8.08%, 01/05/2018	740,522
	4,475,000	First National Bank of Omaha Subordinated Notes,
		7.32%, 12/01/2010	4,499,031
	2,000,000	First Tennessee Bank Senior Unsecured Notes,
		3.125%, 05/18/2009	1,980,432
	1,748,000	First Union Capital I, Series A,
		7.935%, 01/15/2027 (Callable 06/11/2009)	1,485,950
	5,107,000	First Union Institutional Capital I, Series A,
		8.04%, 12/01/2026 (Callable 06/11/2009)	3,878,292
	1,460,000	First Union Institutional Capital II,
		7.85%, 01/01/2027 (Callable 06/11/2009)	1,024,965
	2,500,000	Fleet Capital Trust II,
		7.92%, 12/11/2026 (Callable 06/11/2009)	1,055,232
	2,300,000	FMR LLC Notes,
		4.75%, 03/01/2013 (Acquired 02/26/2003 - 12/21/2007; Aggregate Cost $2,232,666) *	2,084,060
	1,000,000	GE Global Insurance Holding Corporation,
		7.50%, 06/15/2010	980,880
	2,030,000	General Electric Capital Corporation,
		5.50%, 11/15/2011 (Callable 11/15/2009)	1,980,358
	2,175,000	Glencore Funding LLC,
		6.00%, 04/15/2014 (Acquired 03/31/2004 - 06/19/2008; Aggregate Cost $2,121,897) *	976,388
		GMAC LLC:
	100,000	7.25%, 03/02/2011	65,099
	336,000	7.50%, 12/31/2013 (Acquired 12/31/2008; Cost $1,246,353) *	161,508
	150,000	6.75%, 12/01/2014	70,817
	403,000	8.00%, 12/31/2018 (Acquired 12/31/2008; Cost $1,527,637) *	116,995
	1,180,000	Goldman Sachs Capital I,
		6.345%, 02/15/2034	696,634
	1,000,000	Goldman Sachs Group Inc.,
		7.50%, 02/15/2019	997,813
	500,000	Goldman Sachs Group LP,
		8.00%, 03/01/2013 (Acquired 01/05/2009; Cost $500,000) *	509,502
	2,800,000	Great West Life & Annuity Insurance,
		7.153%, 05/16/2046 (Acquired 05/16/2006 and 11/08/2007; Cost $1,000,000
		and $1,783,656, respectively) *	1,401,764
	2,200,000	Hartford Financial Services Group Inc.,
		8.125%, 06/15/2068 (Callable 06/15/2018)	704,792
	950,000	HSBC Bank PLC Subordinated Notes,
		6.95%, 03/15/2011 f	873,493
	2,100,000	HSBC Holdings PLC Subordinated Notes,
		6.50%, 09/15/2037 f	1,718,531
	400,000	HSBC USA Capital Trust I,
		7.808%, 12/15/2026 (Callable 06/11/2009) (Acquired 03/08/2007; Cost $412,030) *	282,019
	500,000	HSBC USA Capital Trust II,
		8.38%, 05/15/2027 (Acquired 11/06/2007; Cost $517,503) *	286,777
	3,150,000	Huntington National Bank Notes,
		8.00%, 04/01/2010	3,020,724
		Invesco Ltd.: f
	1,015,000	5.375%, 02/27/2013	734,043
	921,000	5.375%, 12/15/2014	585,889
	900,000	J.P. Morgan Chase & Company Notes,
		5.875%, 03/15/2035	527,781
	1,255,000	Jefferies Group Inc.,
		6.25%, 01/15/2036	689,412
	1,250,000	Kaupthing Bank,
		5.75%, 10/04/2011 (Acquired 06/06/2008 and 07/22/2008, Cost $199,243
		and $769,804, respectively) * f	64,062
	3,400,000	Key Bank NA,
		7.413%, 05/06/2015	3,098,971
		Lehman Brothers Holdings, Inc. Notes: @
	750,000	8.50%, 08/01/2015	95,625
	1,425,000	6.50%, 07/19/2017	142
	2,500,000	Liberty Mutual Group,
		10.75%, 06/15/2088 (Callable 06/15/2038) (Acquired 05/21/2008; Cost $2,445,125) *	1,225,000
	565,000	Liberty Mutual Insurance Company,
		7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $361,716) *	329,914
	1,125,000	Lincoln National Corporation,
		6.05%, 04/20/2067 (Callable 04/20/2017)	236,250
		Marsh & McLennan Companies, Inc.:
	4,200,000	7.125%, 06/15/2009	4,199,084
	300,000	5.375%, 07/15/2014	264,531
	500,000	9.25%, 04/15/2019	509,704
	195,455	Marshall & Ilsley Bank Notes,
		2.90%, 08/18/2009	193,254
	800,000	MBIA Insurance Corp.,
		14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $800,000) *	248,000
		Merrill Lynch & Company:
	1,000,000	6.40%, 08/28/2017	717,407
	1,750,000	6.875%, 04/25/2018	1,368,663
	1,275,000	7.75%, 05/14/2038	756,871
	1,550,000	Metropolitan Life Global Funding I,
		2.189%, 05/17/2010 (Acquired 12/31/2008; Cost $1,459,571) *	1,463,301
	3,444,000	The Mony Group, Inc.,
		8.35%, 03/15/2010	3,454,611
	2,000,000	Morgan Stanley,
		5.625%, 01/09/2012	1,924,432
	475,000	Morgan Stanley Subordinated Notes,
		4.75%, 04/01/2014	388,349
	510,000	National Bank of Hungary Yankee Debentures,
		8.875%, 11/01/2013 f	535,535
	1,250,000	National City Bank of Cleveland Subordinated Notes,
		4.625%, 05/01/2013	1,136,885
	2,500,000	National City Bank of Kentucky Subordinated Notes,
		6.30%, 02/15/2011	2,455,862
	1,750,000	National Westminster Bank Subordinated Notes,
		7.375%, 10/01/2009 f	1,703,650
	2,000,000	Nationwide Building Society,
		4.25%, 02/01/2010 (Acquired 12/02/2008; Cost $1,957,494) * f	1,981,280
	4,921,000	Navigators Group Inc. Senior Unsecured Notes,
		7.00%, 05/01/2016	3,304,087
	4,334,000	NB Capital Trust IV,
		8.25%, 04/15/2027 (Callable 06/11/2009)	1,880,644
	2,500,000	North Fork Capital Trust II,
		8.00%, 12/15/2027 (Callable 06/11/2009)	1,094,885
		Popular North America Inc.:
	2,175,000	5.65%, 04/15/2009	2,173,199
	2,000,000	4.70%, 06/30/2009	1,979,440
	1,600,000	Pricoa Global Funding I,
		2.066%, 06/04/2010 (Acquired 03/06/2009; Cost $1,454,678) *	1,440,885
	4,480,000	Principal Financial Group (AU) Senior Notes,
		8.20%, 08/15/2009 (Acquired 03/10/2009; Cost $4,388,569) * f	4,496,124
	2,000,000	Principal Life Income Funding,
		1.128%, 07/17/2009	1,947,286
	4,750,000	Regions Financing Trust II,
		6.625%, 05/15/2047	1,720,578
	1,000,000	Republic New York Capital I,
		7.75%, 11/15/2026	501,413
	700,000	Republic New York Corporation Debentures,
		9.125%, 05/15/2021	583,891
	1,000,000	Santander Financial Issuances,
		6.375%, 02/15/2011 f	998,407
	2,000,000	Santander Perpetual,
		6.671%, 10/29/2049 (Callable 10/24/2017) f	1,100,000
	8,760,000	Schwab Capital Trust I,
		7.50%, 11/15/2067 (Callable 11/15/2017)	5,521,516
	500,000	SLM Corporation Notes,
		5.625%, 08/01/2033	200,119
		Sovereign Bancorp, Inc.:
	1,500,000	3.44%, 03/23/2010	1,370,285
	800,000	4.80%, 09/01/2010	752,758
	745,000	4.90%, 09/23/2010	700,751
	1,500,000	8.75%, 05/30/2018	1,207,500
	3,000,000	Sun Life Financial Global Funding,
		1.663%, 07/06/2010 (Acquired 03/25/2009; Cost $2,777,228) *	2,863,881
	1,000,000	Symetra Financial Corporation Senior Notes,
		6.125%, 04/01/2016 (Acquired 03/23/2006; Cost $995,570) *	776,537
	2,400,000	Toll Road Inv. Partnership II,
		0.00%, 02/15/2011 (Acquired 06/19/2008, Cost $2,075,758) * ^	2,151,739
	1,000,000	Travelers Companies, Inc.,
		6.75%, 06/20/2036	965,582
	560,000	UFJ Finance Aruba AEC,
		6.75%, 07/15/2013 f	576,167
	301,000	United Mexican States Notes,
		6.75%, 09/27/2034 f	283,482
	650,000	Washington Mutual Preferred Funding Trust I,
		6.534%, 03/29/2049 (Callable 03/15/2011) (Acquired 07/31/2007; Cost $606,756) * @	65
	2,671,000	Westdeutsche Landesbank Subordinated Notes,
		4.796%, 07/15/2015	2,931,161
	1,200,000	Western Financial Bank,
		9.625%, 05/15/2012 (Callable 06/05/2009)	1,198,079
	750,000	Willis North America Inc.,
		5.625%, 07/15/2015	542,237
			139,049,370
	Industrial - 11.4%
	4,500,000	American Standard Inc.,
		8.25%, 06/01/2009	4,515,327
		Ameritech Capital Funding Debentures:
	2,480,009	9.10%, 06/01/2016	2,572,081
	1,500,000	6.45%, 01/15/2018	1,501,452
		British Telecom PLC Notes: f
	1,050,000	8.625%, 12/15/2010	1,092,764
	600,000	9.125%, 12/15/2030	545,348
	600,000	Bunge Limited Finance Corporation Notes,
		5.35%, 04/15/2014	500,758
	1,000,000	Canadian National Resources,
		6.25%, 03/15/2038 f	770,250
	2,250,000	CBS Corporation Senior Notes,
		7.70%, 07/30/2010	2,252,714
	800,000	Clear Channel Communications Senior Unsubordinated Notes,
		5.50%, 12/15/2016	112,000
	680,000	Comcast-Cable Holdings,
		7.875%, 08/01/2013	688,575
	1,000,000	Comcast Corporation,
		6.95%, 08/15/2037	931,212
	825,000	Comcast Holdings Corporation,
		10.625%, 07/15/2012	907,961
	5,000,000	Computer Sciences Corporation,
		7.375%, 06/15/2011	5,149,745
		ConAgra Foods, Inc.:
	580,000	5.819%, 06/15/2017	560,844
	120,000	9.75%, 03/01/2021	142,161
		Continental Airlines, Inc. Pass-Thru Certificates:
	91,670	Series 2000-2, Class C, 8.312%, 10/02/2012	71,732
	373,641	Series 1997-4, 6.90%, 01/02/2018	298,913
		COX Communications Inc.:
	1,000,000	7.75%, 11/01/2010	1,018,205
	1,775,000	7.125%, 10/01/2012	1,766,973
	2,000,000	5.45%, 12/15/2014	1,798,878
	2,000,000	CVS Caremark Corp.,
		5.75%, 06/01/2017	1,950,324
	1,000,000	D.R. Horton Inc. Unsubordinated Notes,
		6.50%, 04/15/2016	785,000
	300,000	Deutsche Telekom International Finance BV,
		8.25%, 06/15/2010 f	320,492
	1,500,000	Donnelley (R.R.) & Sons Co.,
		6.125%, 01/15/2017	1,000,446
	635,000	FedEx Corporation,
		9.65%, 06/15/2012	693,466
	3,072,560	FedEx Corporation Pass-Thru Certificates,
		Series 1998-1, 6.845%, 01/15/2019	2,857,480
	3,725,000	Fiserv, Inc.,
		6.125%, 11/20/2012	3,685,318
	475,000	Ford Capital BV Debentures,
		9.50%, 06/01/2010	258,875
	403,000	Ford Motor Company Debentures,
		9.215%, 09/15/2021	116,870
	2,200,000	GTE Corporation Debentures,
		6.84%, 04/15/2018	2,178,669
	500,000	Health Care Service Corporation Notes,
		7.75%, 06/15/2011 (Acquired 06/20/2001 and 01/26/2005; Cost $199,106
		and $317,224, respectively) *	528,819
	650,000	Health Management Association,
		6.125%, 04/15/2016	531,375
	1,950,000	Highmark, Inc. Notes,
		6.80%, 08/15/2013 (Acquired 08/14/2003, 09/05/2007 and 12/17/2007;
		Cost $274,373, $748,156 and $956,541, respectively) *	1,854,963
	2,000,000	Humana Inc.,
		7.20%, 06/15/2018	1,690,088
	625,000	Hutchison Whampoa International Limited,
		6.25%, 01/24/2014 (Acquired 06/02/2004 and 02/08/2005; Cost $340,635
		and $289,205, respectively) * f	631,946
	850,000	Johnson Controls Inc., Senior Notes,
		6.00%, 01/15/2036	471,283
	1,700,000	Kraft Foods, Inc.,
		6.125%, 08/23/2018	1,704,073
	400,000	Laboratory Corporation of America,
		5.625%, 12/15/2015	354,060
	900,000	Lafarge S.A. Notes,
		7.125%, 07/15/2036 f	522,000
	1,000,000	Masco Corporation,
		6.125%, 10/03/2016	641,777
	650,000	McClatchy Company,
		5.75%, 09/01/2017	78,000
	1,100,000	Nabors Industries, Inc.,
		6.15%, 02/15/2018	860,610
	1,050,000	New Cingular Wireless Services, Inc. Senior Notes,
		8.75%, 03/01/2031	1,151,490
	1,500,000	Nextel Communications,
		7.375%, 08/01/2015	795,000
	320,000	Pactiv Corporation,
		7.95%, 12/15/2025	276,301
	400,000	PCCW-HWT Capital II Ltd.,
		6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $398,132) * f	333,298
	2,800,000	Pemex Project Funding Master Trust,
		5.75%, 03/01/2018	2,338,000
	4,095,000	Plum Creek Timberlands,
		5.875%, 11/15/2015	3,360,562
	4,975,000	Premcor Refining Group,
		7.50%, 06/15/2015	4,831,387
		Qwest Capital Funding, Inc.:
	300,000	7.00%, 08/03/2009	299,250
	200,000	7.25%, 02/15/2011	191,000
	500,000	Rio Tinto Alcan Inc.,
		5.75%, 06/01/2035 f	319,300
	3,700,000	Rio Tinto Financial USA Ltd.,
		6.50%, 07/15/2018 f	3,238,096
	1,500,000	SK Telecom,
		6.625%, 07/20/2027 (Acquired 07/13/2007; Cost $1,482,015) * f	1,244,627
		Sprint Capital Corporation:
	2,800,000	6.90%, 05/01/2019	1,974,000
	358,000	8.75%, 03/15/2032	239,860
	1,000,000	Target Corporation,
		6.50%, 10/15/2037	886,129
		Telecom Italia Capital: f
	1,400,000	6.20%, 07/18/2011	1,374,806
	2,100,000	7.20%, 07/18/2036	1,661,659
	2,075,000	Telefonica Emisones S.A.,
		6.221%, 07/03/2017 f	2,126,491
	1,000,000	Teva Pharmaceutical Finance LLC,
		5.55%, 02/01/2016	1,041,027
		Time Warner, Inc.:
	2,000,000	6.875%, 05/01/2012	2,035,600
	1,100,000	7.625%, 04/15/2031	982,877
	250,000	7.70%, 05/01/2032	224,809
	1,000,000	6.55%, 05/01/2037	841,601
	3,000,000	Tyco Electronics Group S.A.,
		6.55%, 10/01/2017 f	2,270,148
		Tyco International Finance: f
	1,775,000	6.375%, 10/15/2011	1,798,345
	300,000	6.00%, 11/15/2013	282,258
		United AirLines, Inc. Pass-Thru Certificates:
	27,938	Series 2001-1, Class A-2, 6.201%, 12/31/2049	26,680
	269,803	Series 2000-2, Class C, 7.762%, 10/01/2105	224,611
	471,011	U.S. Airways Pass-Thru Certificate,
		Series 1998-1, 6.85%, 01/30/2018 # **	323,537
		Vale Overseas Limited: f
	350,000	8.25%, 01/17/2034	346,288
	1,450,000	6.875%, 11/21/2036	1,252,132
	2,000,000	Verizon Wireless,
		8.50%, 11/15/2018 (Acquired 11/18/2008; Cost $1,978,700) *	2,284,642
	1,875,000	Vodafone Group PLC,
		6.15%, 02/27/2037 f	1,767,896
		Vulcan Materials:
	2,000,000	7.00%, 06/15/2018	1,766,118
	500,000	7.15%, 11/30/2037	369,119
	1,000,000	Wal-Mart Stores,
		5.25%, 09/01/2035	898,740
	2,014,000	Weyerhaeuser Company,
		5.25%, 12/15/2009	1,991,985
	3,600,000	Woodside Finance Ltd.,
		8.125%, 03/01/2014 (Acquired 02/24/2009; Cost $3,598,884) * f	3,591,983
			101,875,479
	Mortgage Backed Securties - 33.2%
		Bank of America Alternative Loan Trust:
	475,639	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	455,129
	845,726	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	817,711
	545,860	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	484,109
	559,565	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	538,581
	900,465	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	812,669
	4,072,343	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	3,568,037
	3,210,639	Series 2005-10, Class 5A1, 5.25%, 11/25/2020	2,903,654
	3,945,194	Series 2007-1, Class 4A1, 6.098%, 04/25/2022	2,550,817
	1,599,230	Series 2003-11, Class 2A1, 6.00%, 01/25/2034	1,430,311
	894,902	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	770,902
	1,200,885	Series 2005-9, Class 1CB3, 5.50%, 10/25/2035	1,025,643
	681,250	Series 2005-11, Class 1CB4, 5.50%, 12/25/2035	534,404
	2,266,710	Series 2006-5, Class CB7, 6.00%, 06/25/2046	1,561,292
	3,185,834	Chase Commercial Mortgage Securities Corporation,
		Series 1999-2, Class A2, 7.198%, 01/15/2032	3,201,906
		Chase Mortgage Finance Corporation:
	1,279,865	Series 2003-S13, Class A11, 5.50%, 11/25/2033	1,260,994
	6,000,000	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036	2,365,646
	624,940	Citicorp Mortgage Securities, Inc.,
		Series 2004-3, Class A2, 5.25%, 05/25/2034	609,977
	1,449,392	Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-9, Class 2A2, 5.50%, 10/25/2035	1,106,380
		Countrywide Alternative Loan Trust:
	1,371,085	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,101,008
	6,568,101	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	4,548,410
	1,369,071	Series 2006-J5, Class 3A1, 6.132%, 07/25/2021	1,063,170
	1,752,652	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	1,308,465
	2,433,861	Series 2002-11, Class A4, 6.25%, 10/25/2032	2,386,206
	3,000,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	2,044,133
	2,623,133	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	2,320,135
	3,238,314	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	2,095,741
	614,524	Countrywide Home Loans, Inc.,
		Series 2003-39, Class A5, 5.00%, 05/25/2012	612,185
	1,283,076	CS First Boston Mortgage Securities Corp.,
		Series 2004-4, Class 2A5, 5.50%, 06/25/2015	1,256,577
	1,997,989	Deutsche Securities Inc. Mortgage,
		Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	1,138,053
	4,128,354	DLJ Commercial Mortgage Corporation,
		Series 1999-CG3, Class A1B, 7.34%, 10/10/2032	4,145,975
		Federal Gold Loan Mortgage Corporation (FGLMC):
	148,654	6.50%, 07/01/2014	156,424
	1,213,190	6.00%, 06/01/2020	1,276,402
	666,470	5.50%, 11/01/2022	695,818
	755,735	5.00%, 06/01/2023	782,070
	574,745	5.50%, 07/01/2023	599,384
	1,484,307	6.50%, 06/01/2029	1,579,425
	6,013,728	5.50%, 01/01/2036	6,253,631
	4,071,829	6.00%, 12/01/2036	4,262,258
	5,815,299	5.50%, 04/01/2037	6,040,599
		Federal Home Loan Mortgage Corporation (FHLMC):
	919,393	Series 3124, Class VP, 6.00%, 06/15/2014	972,088
	418,479	Series 2695, Class UA, 5.50%, 09/15/2014	432,481
	2,336,104	Series R007, Class AC, 5.875%, 05/15/2016	2,376,535
	3,495,490	Series R003, Class VA, 5.50%, 08/15/2016	3,669,608
	2,183,207	Series 3097, Class MC, 6.00%, 11/15/2016	2,283,766
	515,746	Series 2391, Class QR, 5.50%, 12/15/2016	542,549
	4,997,007	Series R009, Class AJ, 5.75%, 12/15/2018	5,114,509
	144,890	Series 206, Class E, 0.00%, 07/15/2019 ^	137,770
	1,749,278	Series R010, Class AB, 5.50%, 12/15/2019	1,785,222
	89,301	Series 141, Class D, 5.00%, 05/15/2021	90,975
	77,882	Series 1074, Class I, 6.75%, 05/15/2021	77,809
	469,924	Series 1081, Class K, 7.00%, 05/15/2021	510,088
	66,596	Series 163, Class F, 6.00%, 07/15/2021	70,924
	138,255	Series 188, Class H, 7.00%, 09/15/2021	146,319
	68,033	Series 1286, Class A, 6.00%, 05/15/2022	67,998
	2,600,000	Series 1694, Class PK, 6.50%, 03/15/2024	2,781,886
	1,450,000	Series 2664, Class LG, 5.50%, 07/15/2028	1,484,129
	3,300,000	Series 2552, Class ND, 5.50%, 10/15/2031	3,388,616
		Federal National Mortgage Association (FNMA):
	963,494	5.50%, 07/01/2015	1,001,170
	1,753,548	5.00%, 02/01/2018	1,834,247
	2,217,552	5.00%, 12/01/2019	2,317,526
	1,584,739	5.50%, 01/01/2023	1,656,843
	2,218,193	5.50%, 07/01/2023	2,317,108
	4,563,954	5.00%, 11/01/2023	4,736,647
	2,493,438	6.00%, 03/01/2026	2,619,777
	5,896,310	6.00%, 05/01/2026	6,195,069
	7,429,098	5.00%, 05/01/2028	7,699,053
	552,490	6.00%, 03/01/2033	580,401
	461,375	5.00%, 11/01/2033	477,631
	1,847,237	5.50%, 09/01/2034	1,923,003
	750,369	6.00%, 11/01/2034	786,869
	17,078,516	5.50%, 02/01/2035	17,779,002
	3,442,279	5.00%, 11/01/2035	3,559,801
	7,644,095	5.00%, 02/01/2036	7,905,069
	28,554,579	5.50%, 04/01/2036	29,698,993
	8,012,931	5.50%, 11/01/2036	8,326,563
	1,790,371	6.00%, 08/01/2037	1,862,912
	4,868,733	Series 2006-B2, Class AB, 5.50%, 05/25/2014	4,992,201
	551,152	Series 2003-27, Class OJ, 5.00%, 07/25/2015	555,867
	420,961	Series 2003-24, Class PC, 5.00%, 11/25/2015	425,868
	70,226	Series 2002-56, Class MC, 5.50%, 09/25/2017	73,840
	384,277	Series 1989-37, Class G, 8.00%, 07/25/2019	425,634
	68,865	Series 1989-94, Class G, 7.50%, 12/25/2019	75,436
	18,264	Series 1990-58, Class J, 7.00%, 05/25/2020	19,761
	175,043	Series 1990-76, Class G, 7.00%, 07/25/2020	186,202
	76,230	Series 1990-105, Class J, 6.50%, 09/25/2020	83,234
	29,430	Series 1990-108, Class G, 7.00%, 09/25/2020	31,389
	52,295	Series 1991-1, Class G, 7.00%, 01/25/2021	56,761
	60,960	Series 1991-86, Class Z, 6.50%, 07/25/2021	65,523
	235,989	Series 2003-28, Class KA, 4.25%, 03/25/2022	241,452
	28,336	Series G92-30, Class Z, 7.00%, 06/25/2022	30,472
	2,673,578	Series 2003-33, Class LD, 4.25%, 09/25/2022	2,751,402
	754,185	Series 1993-58, Class H, 5.50%, 04/25/2023	794,399
	490,405	Series 1998-66, Class C, 6.00%, 12/25/2028	520,374
	2,000,000	Series 2002-85, Class PD, 5.50%, 05/25/2031	2,046,510
	77,380	Series 2003-44, Class AB, 3.75%, 05/25/2033	77,788
	2,605,352	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	2,474,215
	4,718,132	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	4,955,515
	7,544,267	Series 2004-W10, Class A24, 5.00%, 08/25/2034	7,452,064
	4,000,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	3,677,624
		First Horizon Alternative Mortgage Securities:
	1,028,852	Series 2005-FA7, Class 2A1, 5.00%, 09/25/2020	809,578
	1,399,224	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	1,302,337
	3,795,214	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	2,183,124
	2,950,000	First Union National Bank Commercial Mortgage Securities Inc.,
		Series 2001-C4, Class A2, 6.223%, 12/12/2033	2,909,992
		GE Capital Commercial Mortgage Corporation:
	6,260,148	Series 2000-1, Class A2, 6.496%, 01/15/2033	6,317,176
	2,865,000	Series 2002-3A, Class AZ, 4.996%, 12/10/2037	2,661,235
	6,200,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	5,128,458
	10,100,000	GMAC Commercial Mortgage Securities, Inc.,
		Series 2003-C1, Class A2, 4.079%, 05/10/2036	8,751,997
		Government National Mortgage Association (GNMA):
	439,546	6.00%, 11/20/2033	460,063
	800,000	Series 2004-78, Class C, 4.658%, 04/16/2029	824,672
	1,285,000	Series 2004-100, Class B, 4.603%, 02/16/2043	1,320,192
	1,286,894	J.P. Morgan Alternative Loan Trust,
		Series 2006-A1, Class 2A1, 5.799%, 03/25/2036	641,389
		J.P. Morgan Mortgage Trust:
	3,100,000	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037	1,338,313
	1,835,568	Series 2006-A7, Class 2A2, 5.83%, 01/25/2037	1,041,752
	6,100,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037	2,957,071
		Master Alternative Loans Trust:
	2,845,564	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	2,523,659
	2,082,650	Series 2004-4, Class 4A1, 5.00%, 04/25/2019	1,951,183
	842,884	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	753,854
	641,693	Residential Accredit Loans, Inc.,
		Series 2004-QS6, Class A1, 5.00%, 05/25/2019	588,352
	800,000	Residential Funding Mortgage Security I,
		Series 2003-S11, Class A2, 4.00%, 06/25/2018	771,710
		Salomon Brothers Mortgage Securities VII:
	5,502,650	Series 2000-C1, Class A2, 7.52%, 12/18/2009	5,539,810
	3,485,616	Series 2001-C2, Class A3, 6.50%, 10/13/2011	3,462,188
	1,289,029	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	1,178,220
	2,050,000	Wachovia Bank Commercial Mortgage Trust,
		Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,834,592
		Washington Mutual, Inc. Pass-Thru Certificates:
	2,194,348	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	2,165,547
	3,967,877	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	3,739,724
	1,387,623	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	1,244,091
	877,255	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	799,713
			298,088,710
	Taxable Municipal Bonds - 0.8%
	1,000,000	Cuyahoga County Ohio Industrial Development Revenue,
		9.125%, 10/01/2023	1,048,220
	5,235,000	Tobacco Settlement Authority Iowa,
		6.50%, 06/01/2023	3,758,887
	2,429,827	Tobacco Settlement Financing Corporation,
		Series 2001-A, Class A, 6.36%, 05/15/2025	2,276,432
			7,083,539
	Utilities - 5.4%
	850,000	Arizona Pubic Service Senior Unsecured Notes,
		8.75%, 03/01/2019	853,452
	681,000	Beaver Valley Funding Corporation Debentures,
		9.00%, 06/01/2017	675,021
	1,900,000	Enel Finance International,
		6.80%, 09/15/2037 (Acquired 09/13/2007; Cost $1,894,965) * f	1,560,631
	750,000	Energy Transfer Partners,
		5.65%, 08/01/2012	713,343
	300,000	Exelon Corporation Senior Notes,
		6.75%, 05/01/2011	303,976
	2,500,000	FPL Group Capital, Inc.,
		7.30%, 09/01/2067 (Callable 09/01/2017)	1,862,500
	705,344	GG1C Funding Corporation,
		5.129%, 01/15/2014 (Acquired 06/27/2006; Cost $682,254) *	651,159
	3,750,000	Illinois Power Company,
		7.50%, 06/15/2009	3,753,229
		Kinder Morgan Energy Partners Senior Notes:
	1,000,000	9.00%, 02/01/2019	1,068,945
	2,250,000	6.95%, 01/15/2038	1,925,336
	900,000	Kinder Morgan Finance,
		5.70%, 01/05/2016 f	756,000
	180,708	Kiowa Power Partners LLC,
		4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $180,708) *	162,218
		Korea Electric Power Corporation: f
	100,000	7.75%, 04/01/2013	98,898
	2,165,000	6.75%, 08/01/2027	1,568,724
	1,325,000	National Grid PLC Senior Unsecured Notes,
		6.30%, 08/01/2016 f	1,288,141
	1,500,000	National Rural Utilities Coop,
		10.375%, 11/01/2018	1,736,562
		NiSource Finance Corporation:
	2,875,000	7.875%, 11/15/2010	2,825,113
	2,948,000	6.15%, 03/01/2013	2,574,813
	625,000	ONEOK, Inc. Senior Notes,
		7.125%, 04/15/2011	635,176
	1,000,000	Plains All American Pipeline Senior Notes,
		5.625%, 12/15/2013	908,690
	300,000	PPL Energy Supply, LLC Senior Notes,
		6.40%, 11/01/2011	300,628
	175,000	PSE&G Energy Holdings LLC Senior Notes,
		8.50%, 06/15/2011	172,204
		PSE&G Power LLC:
	2,250,000	7.75%, 04/15/2011	2,354,524
	350,000	5.00%, 04/01/2014	331,073
	1,564,992	RGS (I&M) Funding Corporation Debentures,
		9.82%, 12/07/2022	1,644,916
	3,900,000	Rockies Express Pipeline LLC,
		5.776%, 08/20/2009 (Acquired 09/17/2007, 02/21/2008 and 02/25/2009;
		Cost $2,199,440, $695,165 and $993,210, respectively) *	3,901,030
	1,400,000	Southern Natural Gas,
		5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $1,397,676) *	1,220,101
	3,500,000	Spectra Energy Capital,
		5.668%, 08/15/2014	3,372,208
	2,000,000	Trans-Canada Pipelines,
		6.50%, 08/15/2018 f	1,994,812
	2,200,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
		8.875%, 07/15/2012	2,240,385
		Vectren Utility Holdings:
	875,000	6.625%, 12/01/2011	902,074
	1,100,000	5.25%, 08/01/2013	1,082,067
		Williams Companies, Inc. Notes:
	2,475,000	6.375%, 10/01/2010 (Acquired 07/09/2008; Cost $2,492,352) *	2,435,350
	550,000	8.125%, 03/15/2012	558,250
			48,431,549
	U.S. Government Agency Issues - 10.2%
		Federal National Mortgage Association (FNMA):
	75,475,000	6.00%, 05/15/2011	82,772,225
	8,775,000	2.75%, 03/13/2014	8,879,747
			91,651,972
	U.S. Treasury Obligations - 13.0%
	88,475,000	U.S. Treasury Bonds,
		6.25%, 08/15/2023	116,399,922
		Total Long-Term Investments (Cost $936,913,402)	856,269,789
	Shares
	SHORT-TERM INVESTMENTS - 3.3%
	Money Market Fund - 3.3%
	29,791,646	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	29,791,646
		Total Short-Term Investments (Cost $29,791,646)	29,791,646
	Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 19.4%
	Certificates of Deposit - 1.2%
	$4,425,100	Natixis Bank of New York, Series YCD1, 1.163%, 06/30/09	4,428,728
	6,637,650	Royal Bank of Scotland Group PLC, 2.994%, 05/06/09	6,636,123
			11,064,851
	Commercial Paper - 0.5%
	4,633,504	Atlantic East Funding LLC, 3.059%, 03/25/10 # **	4,633,504
			4,633,504
	Corporate Bonds and Notes - 1.2%
	4,425,100	Svenska Handelsbanken, 4.418%, 08/06/09	4,401,647
	6,637,650	Wachovia Bank NA, 2.875%, 05/01/09	6,628,821
			11,030,468
	Shares
	Investment Companies - 16.5%
	145,253,910	Mount Vernon Securities Lending Trust Prime Portfolio	145,253,910
	2,337,684	Reserve Primary Fund # **	2,337,684
			147,591,594
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $174,320,417)	174,320,417
		Total Investments (Cost $1,141,025,465) - 118.2%	1,060,381,852
		Liabilities in Excess of Other Assets - (18.2)%	(163,444,238)
		TOTAL NET ASSETS - 100.0%	$896,937,614

^	Non Income Producing
*	Restricted Security Deemed Liquid
**	Illiquid Security
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors
@	Security in Default

SFAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Schedule of Investments
Level 1 - Quoted prices	$175,045,556
Level 2 - Other significant observable inputs	881,375,075
Level 3 - Significant unobservable inputs	3,961,221
Total	$1,060,381,852

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/08	$4,580,447
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	912,590
Net purchases (sales/paydowns)	(1,075,379)
Transfers in and / or out of Level 3 *	(456,437)
Balance as of 3/31/09	$3,961,221

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Principal
	Amount		Value
	LONG-TERM INVESTMENTS - 98.8%
	Asset Backed Securities - 6.6%
	$ 900,000	American Express Credit Account Master Trust,
		Series 2005-5, Class A, 4.276%, 02/15/2013	$ 859,665
	130,057	Amresco Residential Securities Mortgage Loan Trust,
		Series 1998-2, Class A6, 6.45%, 12/25/2027	115,792
	600,000	Bayview Financial Acquisition Trust,
		Series 2007-A, 6.205%, 05/28/2037	513,694
	175,000	Capital One Multi-Asset Execution Trust,
		Series 2006-9A, Class A9, 5.415%, 05/15/2013	166,789
		Countrywide Asset-Backed Certificates:
	199,471	Series 2006-S2, Class A2, 5.627%, 07/25/2027	128,741
	1,500,000	Series 2006-S7, Class A2, 5.571%, 11/25/2035	288,700
	589,972	Series 2005-10, Class AF6, 4.915%, 02/25/2036	438,230
	70,449	Series 2005-13, Class AF2, 5.294%, 04/25/2036	68,513
	1,000,000	Series 2005-13, Class AF3, 5.43%, 04/25/2036	607,593
	373,080	Series 2006-S9, Class A3, 5.728%, 08/25/2036	84,319
	1,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	941,350
	1,300,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	792,768
	616,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	350,085
	825,814	Credit-Based Asset Servicing and Security,
		Series 2005-CB3, Class AF4, 4.725%, 02/25/2033	725,861
		Discover Card Master Trust I:
	825,000	Series 2005-2, Class A, 4.266%, 04/17/2012	808,973
	500,000	Series 2003-3, Class A, 2.66%, 09/15/2012	482,847
	454,859	GMAC Mortgage Corporation Loan Trust,
		Series 2005-HE3, Class A2, 3.526%, 02/25/2036	148,783
		Green Tree Financial Corporation:
	26,509	Series 1997-1, Class A5, 6.86%, 03/15/2028	21,953
	80,999	Series 1997-4, Class A5, 6.88%, 02/15/2029	66,157
	1,143,479	Series 1997-5, Class A6, 6.82%, 05/15/2029	973,461
	912,001	Series 1998-3, Class A5, 6.22%, 03/01/2030	665,339
	380,165	Series 1998-4, Class A5, 6.18%, 04/01/2030	250,688
	54,288	Oakwood Mortgage Investors, Inc.,
		Series 1999-B, Class A3, 6.45%, 11/15/2017	36,146
		Renaissance Home Equity Loan Trust:
	49,412	Series 2006-1, Class AF2, 5.533%, 05/25/2036	49,024
	519,000	Series 2006-2, Class AF3, 5.797%, 08/25/2036	380,661
	819,939	Series 2006-3, Class AF2, 5.58%, 11/25/2036	737,270
	500,000	Series 2007-1, Class AF2, 5.512%, 04/25/2037	328,364
	1,500,000	Series 2007-2, Class AF2, 5.675%, 06/25/2037	910,013
	252,474	Residential Asset Mortgage Products, Inc.,
		Series 2003-RS10, Class AI7, 4.85%, 11/25/2033	187,873
	337,550	Residential Asset Securities Corporation,
		Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	184,839
	400,000	Stingray Pass-Thru Certificates,
		Series 2005, 5.902%, 01/12/2015 (Acquired 05/10/2007, Cost $384,044) # **	200,000
		Structured Asset Securities Corporation:
	5,634	Series 2004-11XS, Class 1A3A, 4.76%, 06/25/2034	5,580
	1,527,078	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	759,956
			13,280,027
	Financial - 17.6%
	825,000	American Express Credit Corporation, Series C,
		7.30%, 08/20/2013	765,810
	1,000,000	American General Finance,
		6.90%, 12/15/2017	350,487
	155,000	Associates Corporation North America Subordinated Debentures,
		8.15%, 08/01/2009	147,450
	500,000	Bancwest Corporation,
		8.30%, 01/15/2011	519,460
	300,000	Bank of America Corporation Subordinated Notes,
		10.20%, 07/15/2015	323,063
	200,000	Banponce Trust I, Series A,
		8.327%, 02/01/2027 (Callable 06/01/2009)	120,348
	400,000	Bear Stearns Cos., Inc., Series B,
		6.95%, 08/10/2012	407,347
	1,000,000	BOI Capital Funding III,
		6.107%, 02/04/2016 f	80,072
	170,000	Capmark Financial Group, Inc.,
		5.875%, 05/10/2012	33,684
	600,000	CIT Group Funding Company of Canada,
		5.20%, 06/01/2015 f	380,007
		Cit Group, Inc. Senior Notes:
	75,000	4.75%, 12/15/2010	60,482
	250,000	7.625%, 11/30/2012	184,008
	400,000	6.10%, 03/15/2067 (Callable 03/15/2017)	96,292
	700,000	Citigroup Capital XXI,
		8.30%, 12/21/2077 (Callable 12/21/2037)	337,047
	825,000	Countrywide Financial Corporation Subordinated Notes,
		6.25%, 05/15/2016	686,376
	500,000	Export-Import Bank Korea Notes,
		4.625%, 03/16/2010 f	495,715
	500,000	First Empire Capital Trust I,
		8.234%, 02/01/2027 (Callable 06/01/2009)	334,210
	1,000,000	First Empire Capital Trust II,
		8.277%, 06/01/2027 (Callable 06/01/2009)	669,787
	1,100,000	First National Bank of Omaha Subordinated Notes,
		7.32%, 12/01/2010	1,105,907
	1,300,000	First Tennessee Capital I,
		8.07%, 01/06/2027	748,266
	250,000	First Union I Capital, Series A,
		7.935%, 01/15/2027	212,521
	1,300,000	GE Global Insurance Holding Corporation,
		7.50%, 06/15/2010	1,275,144
		GMAC LLC:
	49,000	7.50%, 12/31/2013 (Acquired 12/31/2008; Cost $169,829) *	23,553
	59,000	8.00%, 12/31/2018 (Acquired 12/31/2008; Cost $209,011) *	17,128
		General Electric Capital Corporation Notes:
	150,000	6.00%, 06/15/2012	147,889
	1,000,000	5.625%, 09/15/2017	876,462
		General Motors Acceptance Corporation Notes:
	75,000	7.75%, 01/19/2010	58,582
	450,000	6.875%, 09/15/2011	283,932
	250,000	6.75%, 12/01/2014	118,028
	1,627,000	Genworth Global Funding Trust,
		5.125%, 03/15/2011	1,144,816
	425,000	Glencore Funding LLC,
		6.00%, 04/15/2014 (Acquired 03/31/2004, 12/04/2006 and 09/29/2008;
		Cost $148,928, $198,740 and $71,905, respectively) *	190,788
		Goldman Sachs Group, Inc.:
	100,000	5.15%, 01/15/2014	91,266
	1,000,000	5.95%, 01/18/2018	907,839
	530,000	Goldman Sachs Group LP,
		8.00%, 03/01/2013 (Acquired 05/19/2006 and 12/23/2008;
		Cost $31,908 and $500,000, respectively) *	540,073
	800,000	Hartford Financial Services Group,
		8.125%, 06/15/2068 (Callable 06/15/2018)	256,288
	175,000	HSBC Bank PLC Subordinated Notes,
		6.95%, 03/15/2011 f	160,907
	700,000	Huntington National Bank Notes,
		8.00%, 04/01/2010	671,272
		Invesco Ltd.: f
	1,570,000	5.625%, 04/17/2012	1,206,570
	1,110,000	5.375%, 12/15/2014	706,120
	400,000	Istar Financial, Inc.,
		5.85%, 03/15/2017	116,000
	100,000	J.P. Morgan Chase Capital XV,
		5.875%, 03/15/2035	58,642
	400,000	Jefferies Group, Inc.,
		6.45%, 06/08/2027	228,219
	600,000	Key Bank NA,
		7.413%, 05/06/2015	546,877
		Lehman Brothers Holdings, Inc. Notes:
	100,000	6.625%, 01/18/2012 @	12,750
	400,000	8.80%, 03/01/2015 @	51,000
		Liberty Mutual Group:
	50,000	6.50%, 03/15/2035 (Acquired 09/29/2008; Cost $36,944) *	27,140
	625,000	10.75%, 06/15/2088 (Callable 06/15/2038) (Acquired 05/21/2008 and 08/28/2008;
		Cost $489,025 and $113,750, respectively) *	306,250
	375,000	Liberty Mutual Insurance,
		7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $240,077) *	218,970
	825,000	Lincoln National Corporation,
		6.05%, 04/20/2067 (Callable 04/20/2017)	173,250
	500,000	Manufacturer And Traders Trust Co.,
		6.625%, 12/04/2017	443,776
	700,000	Marsh & McLennan Companies, Inc.,
		5.375%, 07/15/2014	617,240
	700,000	MBIA Insurance Company,
		14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $700,000) *	217,000
		Merrill Lynch & Company:
	100,000	5.00%, 02/03/2014	77,095
	600,000	6.875%, 04/25/2018	469,256
	500,000	7.75%, 05/14/2038	296,812
	520,000	M&I Marshall & Ilsley Bank Senior Unsecured Notes,
		5.30%, 09/08/2011	480,531
	828,000	The Mony Group Inc. Senior Unsecured Notes,
		8.35%, 03/15/2010	830,551
		Morgan Stanley Senior Unsecured Notes:
	800,000	5.625%, 01/09/2012	769,773
	125,000	6.625%, 04/01/2018	119,188
	400,000	National Australia Bank Ltd. Subordinated Notes, Series A,
		8.60%, 05/19/2010 f	410,436
	75,000	National Bank of Hungary Yankee Debentures,
		8.875%, 11/01/2013 f	78,755
	871,000	National City Bank,
		6.20%, 12/15/2011	855,711
	500,000	National City Bank of Kentucky Subordinated Notes,
		6.30%, 02/15/2011	491,173
	1,459,000	Navigators Group Inc. Senior Unsecured Notes,
		7.00%, 05/01/2016	979,611
		Popular North America, Inc.:
	475,000	5.65%, 04/15/2009	474,607
	1,000,000	4.70%, 06/30/2009	989,720
	550,000	Principal Financial Group (AU) Senior Notes,
		8.20%, 08/15/2009 (Acquired 09/16/2005, 09/16/2005 and 12/23/2008;
		Cost $244,898, $101,257 and $199,334, respectively) * f	551,979
	550,000	Principal Life Income Funding,
		5.10%, 04/15/2014	511,963
	950,000	Protective Life Corporation Senior Notes,
		4.30%, 06/01/2013	809,093
	1,400,000	Regions Financing Trust II,
		6.625%, 05/15/2047 (Callable 05/15/2027)	507,118
	705,000	Royal Bank of Scotland Group PLC,
		5.00%, 11/12/2013 f	456,531
	200,000	Santander Financial Issuances,
		6.375%, 02/15/2011 f	199,681
	2,378,000	Schwab Capital Trust I,
		7.50%, 11/15/2037 (Callable 11/15/2017)	1,498,877
		Sovereign Bancorp, Inc.:
	1,100,000	3.44%, 03/23/2010	1,004,875
	643,000	8.75%, 05/30/2018	517,615
	775,000	Travelers Companies, Inc.,
		6.25%, 03/15/2067	411,263
	100,000	UFJ Finance Aruba AEC,
		6.75%, 07/15/2013 f	102,887
	100,000	Unitrin, Inc. Senior Unsecured Notes,
		6.00%, 05/15/2017	58,601
	1,400,000	Washington Mutual Prefered Funding Trust III,
		6.895%, 12/31/2049 (Callable 06/15/2012) (Acquired 12/12/2007 and 02/05/2008;
		Cost $726,398 and $136,077) * @	140
	1,575,000	Western Financial Bank,
		9.625%, 05/15/2012 (Callable 06/01/2009)	1,572,478
			35,278,430
	Industrial - 12.1%
	1,000,000	American Standard Inc.,
		8.25%, 06/01/2009	1,003,406
	420,663	Atlas Air, Inc. Pass-Thru Certificates,
		Series 2000-1, 8.707%, 07/02/2021	357,564
		Bunge Ltd. Finance Corporation Notes:
	150,000	5.35%, 04/15/2014	125,190
	200,000	5.10%, 07/15/2015	159,759
	150,000	CBS Corporation,
		7.70%, 07/30/2010	150,181
		Clear Channel Communications Notes:
	375,000	4.50%, 01/15/2010	150,469
	50,000	5.50%, 12/15/2016	7,000
	275,000	Comcast-Cable Holdings,
		7.875%, 08/01/2013	278,468
	500,000	Comcast Holdings Corporation,
		10.625%, 07/15/2012	550,279
		Continental Airlines, Inc. Pass-Thru Certificates:
	157,149	Series 2000-2, Class C, 8.312%, 10/02/2012	122,969
	57,251	Series 1997-4, 6.90%, 01/02/2018	45,801
		COX Communications Inc. Notes:
	600,000	7.875%, 08/15/2009	608,077
	800,000	5.45%, 12/15/2014	719,551
	750,000	CSX Corporation,
		6.25%, 04/01/2015	681,793
	200,000	Deutsche Telekom International Finance BV,
		8.25%, 06/15/2030 f	213,661
	250,000	Donnelley (R.R.) & Sons Co.,
		6.125%, 01/15/2017	166,741
	381,366	Federal Express 1995 Corporation Pass-Thru Certificates,
		Series B2, 7.11%, 01/02/2014	373,738
	500,000	First Data Corporation,
		9.875%, 09/24/2015 (Callable 09/30/2011)	292,500
	600,000	Fiserv, Inc.,
		6.125%, 11/20/2012	593,608
	575,000	Ford Motor Company Debentures,
		9.215%, 09/15/2021	166,750
	150,000	Georgia Pacific LLC,
		9.50%, 12/01/2011	149,812
	500,000	GTE Corporation,
		8.75%, 11/01/2021	536,749
	1,025,000	Hanson Australia Funding,
		5.25%, 03/15/2013 f	451,000
		Hanson PLC Notes: f
	1,150,000	7.875%, 09/27/2010	747,500
	350,000	6.125%, 08/15/2016	150,500
	100,000	Health Care Service Corporation Notes,
		7.75%, 06/15/2011 (Acquired 01/26/2005; Cost $105,741) *	105,764
	350,000	Health Management Association,
		6.125%, 04/15/2016	286,125
		Historic TW, Inc:
	600,000	9.125%, 01/15/2013	630,319
	92,000	6.875%, 06/15/2018	85,413
	800,000	Humana Inc.,
		7.20%, 06/15/2018	676,035
	225,000	Hutchison Whampoa International Limited,
		6.25%, 01/24/2014 (Acquired 06/23/2005 and 09/29/2008; Cost $157,055
		and $73,518, respectively) * f	227,501
	825,000	International Paper Company,
		7.40%, 06/15/2014	680,580
	300,000	Kraft Foods, Inc.,
		6.125%, 08/23/2018	300,719
	300,000	Martin Marietta Materials, Inc.,
		6.25%, 05/01/2037	193,379
	225,000	Masco Corporation,
		6.125%, 10/03/2016	144,400
	250,000	Nabors Industries, Inc.,
		6.15%, 02/15/2018	195,593
	275,000	New Cingular Wireless Services, Inc. Senior Notes,
		8.75%, 03/01/2031	301,581
	50,000	Nextel Communications, Series E,
		6.875%, 10/31/2013 (Callable 06/01/2009)	28,500
	50,000	Pactiv Corporation Senior Unsecured Notes,
		7.95%, 12/15/2025	43,172
	200,000	PCCW-HKT Capital II Ltd.,
		6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $199,066) * f	166,649
	100,000	PCCW-HKT Capital III Ltd.,
		5.25%, 07/20/2015 (Acquired 09/29/2008; Cost $84,088) * f	71,269
	75,000	Pearson Dollar Finance PLC,
		5.70%, 06/01/2014 (Acquired 09/29/2008; Cost $73,285) * f	70,127
	575,000	PEMEX Project Funding Master Trust,
		9.125%, 10/13/2010	613,813
	300,000	Plum Creek Timberlands,
		5.875%, 11/15/2015	246,195
	1,240,000	Premcor Refining Group Senior Unsecured Notes,
		7.50%, 06/15/2015 (Callable 06/01/2009)	1,204,205
	925,000	Rio Tinto Financial USA Ltd.,
		6.50%, 07/15/2018 f	809,524
	300,000	SK Telecom,
		6.625%, 07/20/2027 (Acquired 07/13/2007 and 09/29/2008; Cost $197,602
		and $100,541, respectively) * f	248,925
		Sprint Capital Corporation:
	175,000	6.375%, 05/01/2009	175,000
	550,000	6.90%, 05/01/2019	387,750
	300,000	8.75%, 03/15/2032	201,000
	100,000	Sunoco, Inc. Senior Unsecured Notes,
		5.75%, 01/15/2017	86,020
		Telecom Italia Capital: f
	340,000	4.95%, 09/30/2014	293,567
	850,000	7.20%, 07/18/2036	672,576
	300,000	Telefonica Emisiones, S.A.U.,
		6.421%, 06/20/2016 f	310,180
		Time Warner, Inc.:
	300,000	7.625%, 04/15/2031	268,057
	95,000	7.70%, 05/01/2032	85,427
	25,000	Time Warner Entertainment Senior Notes,
		8.875%, 10/01/2012	25,558
	500,000	Transocean, Ltd.,
		6.80%, 03/15/2038 f	439,267
	500,000	Tyco Electronics Group S.A.,
		7.125%, 10/01/2037 f	320,173
	50,000	Tyco International Finance,
		6.00%, 11/15/2013 f	47,043
		United AirLines, Inc. Pass-Thru Certificates:
	168,591	Series 1991-A, 10.02%, 03/22/2014	68,280
	14,286	Series 2001-1, Class A-2, 6.201%, 12/31/2049	13,643
	147,165	Series 2000-2, Class C, 7.762%, 12/31/2049	122,515
	1,000,000	Unitedhealth Group, Inc. Senior Unsecured Notes,
		6.00%, 02/15/2018	960,760
	488,370	US Airways Pass-Thru Trust,
		Series 1998-1, Class B, 7.35%, 07/30/2019 # **	290,775
	322,000	USX Corporation,
		9.125%, 01/15/2013	352,015
		Vale Overseas Limited: f
	100,000	8.25%, 01/17/2034	98,940
	125,000	6.875%, 11/21/2036	107,942
	350,000	Verizon New York Inc. Senior Unsecured Notes,
		8.625%, 11/15/2010	373,042
	150,000	Viacom, Inc. Senior Notes,
		6.25%, 04/30/2016	131,691
		Vodafone Group PLC: f
	400,000	5.50%, 06/15/2011	414,129
	500,000	6.15%, 02/27/2037	471,439
	500,000	Vulcan Materials,
		7.15%, 11/30/2037	369,119
	75,000	Wellpoint Inc.,
		7.00%, 02/15/2019	61,318
	1,000,000	Woodside Finance Ltd.,
		8.125%, 03/01/2014 (Acquired 02/24/2009; Cost $999,690) * f	997,773
			24,277,853
	Mortgage Backed Securities - 37.1%
		Bank of America Alternative Loan Trust:
	158,906	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	143,412
	318,406	Series 2006-2, Class 6A1, 5.50%, 03/25/2021	268,257
	124,798	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	92,077
	302,228	Series 2006-5, Class CB7, 6.00%, 06/25/2046	208,172
		Chase Mortgage Finance Corporation:
	87,264	Series 2003-S13, Class A11, 5.50%, 11/25/2033	85,977
	700,000	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036	275,992
	110,991	Citicorp Mortgage Securities, Inc.,
		Series 2004-4, Class A5, 5.50%, 06/25/2034	107,019
		Citigroup Mortgage Loan Trust, Inc.:
	204,965	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	156,458
	313,934	Series 2005-9, Class 22A2, 6.00%, 11/25/2035	207,886
		Countrywide Alternative Loan Trust:
	977,310	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	676,787
	1,529,204	Series 2006-28CB, Class A17, 6.00%, 02/25/2022	989,655
	233,687	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	174,462
	1,000,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	681,378
	316,512	Series 2006-J2, Class A3, 6.00%, 04/25/2036	203,307
	115,364	CS First Boston Mortgage Securities Corporation,
		Series 2005-11, Class 5A1, 5.25%, 12/25/2020	102,606
	374,295	Deutsche Securities Inc. Mortgage,
		Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	213,198
	548,254	DLJ Commercial Mortgage Corporation,
		Series 1999-CG3, Class A1B, 7.34%, 10/10/2032	550,594
		Federal Gold Loan Mortgage Corporation (FGLMC):
	472,133	5.50%, 11/01/2017	494,784
	489,297	5.00%, 12/01/2020	509,062
	867,042	5.00%, 05/01/2021	902,067
	205,056	6.00%, 06/01/2021	215,004
	137,155	6.50%, 12/01/2028	146,030
	65,521	6.50%, 06/01/2029	69,720
	3,502,251	5.50%, 04/01/2037	3,637,938
		Federal Home Loan Mortgage Corporation (FHLMC):
	313,636	Series 3122, Class VA, 6.00%, 01/15/2017	327,736
	2,760,444	Series R010, Class VA, 5.50%, 04/15/2017	2,896,923
	1,767,312	Series R010, Class AB, 5.50%, 12/15/2019	1,803,627
	13,940	Series 1053, Class G, 7.00%, 03/15/2021	14,677
	31,138	Series 136, Class E, 6.00%, 04/15/2021	31,163
	300,000	Series 2673, Class NC, 5.50%, 05/15/2021	312,117
	239,929	Series 2804, Class VC, 5.00%, 07/15/2021	253,027
	26,707	Series 1122, Class G, 7.00%, 08/15/2021	27,917
	65,031	Series 1186, Class I, 7.00%, 12/15/2021	64,968
	156,340	Series 3132, Class MA, 5.50%, 12/15/2023	160,999
	486,865	Series 2598, Class QC, 4.50%, 06/15/2027	488,509
		Federal National Mortgage Association (FNMA):
	200,779	5.00%, 02/01/2018	210,019
	143,392	5.00%, 10/01/2018	149,856
	141,987	5.00%, 11/01/2018	148,389
	1,827,299	5.50%, 03/01/2023	1,908,783
	719,333	5.50%, 07/01/2023	751,410
	982,752	5.50%, 12/01/2023	1,026,575
	249,344	6.00%, 03/01/2026	261,978
	1,392,956	5.00%, 05/01/2028	1,443,572
	107,899	6.50%, 09/01/2028	115,063
	209,512	6.50%, 02/01/2029	223,423
	174,053	5.50%, 01/01/2032	181,464
	4,612,777	5.50%, 04/01/2034	4,808,838
	1,822,566	5.50%, 04/01/2034	1,899,598
	3,269,311	5.50%, 02/01/2035	3,403,404
	4,968,661	5.00%, 02/01/2036	5,138,295
	8,377,767	5.50%, 04/01/2036	8,713,532
	1,790,371	6.00%, 08/01/2037	1,862,912
	13,243	Series 1989-94, Class G, 7.50%, 12/25/2019	14,507
	54,406	Series 1990-15, Class J, 7.00%, 02/25/2020	57,874
	11,205	Series 1991-21, Class J, 7.00%, 03/25/2021	12,081
	203,133	Series 1991-43, Class J, 7.00%, 05/25/2021	219,687
	265,390	Series 1991-65, Class Z, 6.50%, 06/25/2021	281,801
	415,855	Series 1992-129, Class L, 6.00%, 07/25/2022	431,189
	1,185,330	Series 2003-33, Class LD, 4.25%, 09/25/2022	1,219,833
	79,342	Series 1993-32, Class H, 6.00%, 03/25/2023	83,175
	426,044	Series 1993-58, Class H, 5.50%, 04/25/2023	448,762
	150,705	Series 2003-31, Class KG, 4.50%, 12/25/2028	151,440
	2,300,000	Series 2002-85, Class PD, 5.50%, 05/25/2031	2,353,487
	37,128	Series 2003-44, Class AB, 3.75%, 05/25/2033	37,324
	864,691	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	821,168
	736,236	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	773,278
	1,500,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	1,379,109
		First Horizon Alternative Mortgage Securities:
	227,055	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	211,333
	1,810,025	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	1,041,182
	825,000	First Union National Bank Commercial Mortgage Securities Inc.,
		Series 2001-C4, Class A2, 6.223%, 12/12/2033	813,811
		GE Capital Commercial Mortgage Corporation:
	1,167,095	Series 2000-1, Class A2, 6.496%, 01/15/2033	1,177,727
	1,610,000	Series 2003-C2, Class A4, 5.145%, 07/10/2037	1,439,997
	600,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	496,302
		GMAC Commercial Mortgage Securities, Inc.,
	1,500,000	Series 2003-C1, Class A2, 4.079%, 05/10/2036	1,299,802
		Government National Mortgage Association (GNMA):
	120,969	6.00%, 12/20/2028	127,061
	46,111	6.50%, 01/20/2029	49,211
	117,212	6.00%, 11/20/2033	122,683
	638,367	Series 2003-2, Class PB, 5.50%, 03/20/2032	659,274
	1,604,651	J.P. Morgan Alternative Loan Trust,
		Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	1,271,686
		J.P. Morgan Mortgage Trust:
	600,000	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037	259,028
	700,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037	339,336
		Master Alternative Loans Trust:
	813,018	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	721,045
	496,174	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	431,063
	166,023	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	148,486
		Salomon Brothers Mortgage Securities VII:
	612,706	Series 2000-C1, Class A2, 7.52%, 12/18/2009	616,844
	1,841,805	Series 2001-C2, Class A3, 6.50%, 10/13/2011	1,829,426
	1,211,735	Series 2000-C2, Class A2, 7.455%, 07/18/2033	1,221,911
	1,250,000	Wachovia Bank Commercial Mortgage Trust,
		Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,118,654
		Washington Mutual, Inc. Pass-Thru Certificates:
	306,484	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	302,461
	556,471	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	524,473
	180,504	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	161,833
	115,312	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	106,545
			74,516,505
	Taxable Municipal Bonds - 1.1%
	2,910,000	Tobacco Settlement Authority Iowa,
		6.50%, 06/01/2023	2,089,467
	177,823	Tobacco Settlement Financing Corporation,
		Series 2001-A, Class A, 6.36%, 05/15/2025	166,597
			2,256,064
	Utilities - 5.9%
	300,000	Appalachian Power Company Senior Unsecured Notes,
		6.70%, 08/15/2037	255,891
	1,000,000	Arizona Public Service Senior Unsecured Notes,
		8.75%, 03/01/2019	1,004,061
	165,000	Cilcorp Inc. Senior Notes,
		8.70%, 10/15/2009	174,487
	750,000	Commonwealth Edison,
		5.40%, 12/15/2011	751,651
	500,000	Enel Finance International,
		6.80%, 09/15/2037 (Acquired 09/13/2007 and 09/29/2008; Cost $398,940
		and $99,957, respectively) * f	410,692
	150,000	Energy Transfer Partners,
		5.65%, 08/01/2012	142,669
	75,000	Exelon Corporation Senior Unsecured Notes,
		5.625%, 06/15/2035	50,100
	1,000,000	FPL Group Capital, Inc., Series D,
		7.30%, 09/01/2067 (Callable 09/01/2017)	745,000
	542,572	GG1C Funding Corporation,
		5.129%, 01/15/2014 (Acquired 11/21/2008; Cost $518,572) *	500,892
		Kinder Morgan Energy Partners Senior Notes:
	100,000	6.50%, 02/01/2037	80,104
	250,000	6.95%, 01/15/2038	213,926
	300,000	Kinder Morgan Finance,
		5.70%, 01/05/2016 f	252,000
	60,236	Kiowa Power Partners LLC,
		4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $60,236) *	54,073
	65,000	Korea Electric Power Corporation,
		6.75%, 08/01/2027 f	47,098
	1,000,000	Marathon Oil Corporation Senior Unsecured Notes,
		7.50%, 02/15/2019	1,007,489
	100,000	National Grid PLC Senior Unsecured Notes,
		6.30%, 08/01/2016 f	97,218
		National Rural Utilities Senior Unsecured Notes:
	200,000	7.25%, 03/01/2012	207,770
	600,000	10.375%, 11/01/2018	694,625
		Nisource Finance Corporation:
	536,000	6.15%, 03/01/2013	468,148
	900,000	5.40%, 07/15/2014	720,371
	625,000	ONEOK, Inc. Senior Notes,
		7.125%, 04/15/2011	635,176
	475,000	Pepco Holdings, Inc., Senior Notes,
		6.125%, 06/01/2017	417,480
	200,000	PPL Energy Supply LLC Senior Unsecured Notes,
		6.20%, 05/15/2016	181,373
	100,000	PPL Energy Supply, LLC Bonds, Series A
		5.70%, 10/15/2015	90,659
	200,000	PSE&G Energy Holdings LLC Senior Notes,
		8.50%, 06/15/2011	196,804
	500,000	Public Service Company Of New Mexico,
		7.95%, 05/15/2018	438,750
	284,544	RGS (I&M) Funding Corporation Debentures,
		9.82%, 12/07/2022	299,076
	300,000	Southern Natural Gas,
		5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $299,502) *	261,450
	1,100,000	Spectra Energy Capital Senior Unsecured Notes,
		5.668%, 08/15/2014	1,059,837
		Williams Cos. Inc. Notes:
	175,000	7.125%, 09/01/2011	174,125
	200,000	7.875%, 09/01/2021	185,000
			11,817,995
	U.S. Government Agency Issues - 7.5%
	13,800,000	Federal National Mortgage Association (FNMA),
		6.00%, 05/15/2011	15,134,239
			15,134,239
	U.S. Treasury Obligations - 10.9%
	16,725,000	U.S. Treasury Bond,
		6.25%, 08/15/2023	22,003,828
		Total Long-Term Investments (Cost $215,388,334)	198,564,941
	Shares
	SHORT-TERM INVESTMENTS - 0.0%
	Money Market Fund - 0.0%
	97,148	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	97,148
		TOTAL SHORT-TERM INVESTMENTS (Cost $97,148)	97,148

	Principal Amount		Value
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 19.2%
	Certificates of Deposit - 1.2%
	$981,320	Natixis Bank of New York, Series YCD1, 1.163%, 06/30/09	982,125
	1,471,980	Royal Bank of Scotland Group PLC, 2.994%, 05/06/09	1,471,642
			2,453,767
	Commercial Paper - 0.5%
	907,044	Atlantic East Funding LLC, 3.059%, 03/25/10 # **	907,044
			907,044
	Corporate Bonds and Notes - 1.2%
	981,320	Svenska Handelsbanken, 4.418%, 08/06/09	976,119
	1,471,980	Wachovia Bank NA, 2.875%, 05/01/09	1,470,022
			2,446,141
	Shares
	Investment Companies - 16.3%
	32,211,835	Mount Vernon Securities Lending Trust Prime Portfolio	32,211,835
	480,152	Reserve Primary Fund # **	480,152
			32,691,987
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $38,498,939)	38,498,939
		Total Investments (Cost $253,984,421) - 118.0%	237,161,028
		Other Liabilities in Excess of Assets - (18.0)%	(36,177,451)
		TOTAL NET ASSETS - 100.0%	$200,983,577

*	Restricted Security Deemed Liquid
**	Illiquid Security
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors
@	Security in Default

SFAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Schedule of Investments
Level 1 - Quoted prices	$32,308,983
Level 2 - Other significant observable inputs	203,881,118
Level 3 - Significant unobservable inputs	970,927
Total	$237,161,028

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/08	$1,211,045
Accrued discounts / premiums	-
Realized gain (loss)	14,671
Change in unrealized appreciation (depreciation)	47,444
Net purchases (sales/paydowns)	(235,550)
Transfers in and / or out of Level 3 *	(66,683)
Balance as of 3/31/09	$970,927

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird LargeCap Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares		Value
		COMMON STOCKS - 97.3%
		Air Freight & Logistics - 2.2%
	7,957	C.H. Robinson Worldwide, Inc.	$362,919
		Auto Components - 0.7%
	9,790	Johnson Controls, Inc.	117,480
		Biotechnology - 4.3%
	5,663	Celgene Corp.*	251,437
	9,912	Gilead Sciences, Inc.*	459,124
			710,561
		Capital Markets - 4.6%
	5,794	Northern Trust Corporation	346,597
	8,166	State Street Corporation	251,350
	5,714	T. Rowe Price Group, Inc.	164,906
			762,853
		Chemicals - 6.9%
	13,752	Ecolab, Inc.	477,607
	3,060	Monsanto Company	254,286
	5,963	Praxair, Inc.	401,250
			1,133,143
		Commercial Banks - 1.2%
	13,300	Wells Fargo & Company	189,392
		Communications Equipment - 6.6%
	22,553	Cisco Systems, Inc.*	378,214
	25,698	Corning Incorporated	341,012
	12,375	Harris Corporation	358,133
			1,077,359
		Computers & Peripherals - 3.7%
	31,756	EMC Corporation*	362,018
	7,775	Hewlett-Packard Company	249,267
			611,285
		Diversified Financial Services - 1.6%
	9,959	J.P. Morgan Chase & Co.	264,710
		Diversified Supply Services - 2.7%
	20,010	Iron Mountain Incorporated*	443,622
		Electrical Equipment - 3.7%
	12,782	Emerson Electric Company	365,310
	1,833	First Solar, Inc.*	243,239
			608,549
		Electronic Equipment & Instruments - 1.7%
	17,650	Agilent Technologies, Inc.*	271,280
		Energy Equipment & Services - 5.4%
	11,431	Cameron International Corporation*	250,682
	5,812	Schlumberger Limited f	236,084
	3,479	Transocean Inc.* f	204,704
	18,100	Weatherford International Ltd.* f	200,367
			891,837
		Food & Staples Retailing - 5.7%
	4,665	Costco Wholesale Corporation	216,083
	17,672	Safeway, Inc.	356,797
	15,546	Sysco Corporation	354,449
			927,329
		Health Care Equipment & Supplies - 1.7%
	5,516	Baxter International, Inc.	282,530
		Health Care Providers & Services - 0.8%
	2,750	Express Scripts, Inc.*	126,968
		Hotels, Restaurants & Leisure - 1.0%
	6,200	Yum! Brands, Inc.	170,376
		Internet Software & Services - 2.4%
	1,149	Google, Inc. - Class A*	399,921
		IT Services - 2.0%
	26,083	Western Union Company	327,863
		Life Science Tools & Services - 1.8%
	8,421	Thermo Fisher Scientific, Inc.*	300,377
		Machinery - 6.0%
	7,367	Danaher Corporation	399,439
	7,659	Illinois Tool Works, Inc.	236,280
	9,069	ITT Industries, Inc.	348,884
			984,603
		Media - 1.1%
	10,330	The Walt Disney Co.	187,593
		Metals & Mining - 2.3%
	5,125	Freeport-McMoRan Copper & Gold, Inc.*	195,314
	2,750	POSCO - ADR f	183,782
			379,096
		Multiline Retail - 4.5%
	11,335	Kohl's Corporation*	479,697
	7,295	Target Corporation	250,875
			730,572
		Oil, Gas & Consumable Fuels - 2.3%
	3,250	Anadarko Petroleum Corporation	126,392
	8,225	Southwestern Energy Company*	244,200
			370,592
		Pharmaceuticals - 2.3%
	7,817	Abbott Laboratories	372,871
		Semiconductor & Semiconductor Equipment - 6.5%
	25,190	Altera Corporation	442,084
	40,300	Applied Materials, Inc.	433,225
	11,143	Texas Instruments Incorporated	183,971
			1,059,280
		Software - 2.4%
	10,905	Adobe Systems, Incorporated*	233,258
	6,786	Citrix Systems, Inc.*	153,635
			386,893
		Specialty Retail - 3.2%
	11,399	Lowe's Companies, Inc.	208,032
	17,379	Staples, Inc.	314,734
			522,766
		Technology - 2.7%
	10,300	Research In Motion Limited* f	443,621
		Textiles, Apparel & Luxury Goods - 1.0%
	3,525	NIKE, Inc.	165,287
		Trading Companies & Distributors - 2.3%
	11,622	Fastenal Company	373,705
		TOTAL COMMON STOCKS (Cost $19,573,373)	15,957,233

		SHORT-TERM INVESTMENTS - 2.8%
		Money Market Fund - 2.8%
	455,577	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	455,577
		TOTAL SHORT-TERM INVESTMENTS (Cost $455,577)	455,577

	Principal Amount		Value
		INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
		SECURITIES LENDING - 27.6%
		Certificates of Deposit - 1.7%
	$111,494	Natixis Bank of New York, Series YCD1, 1.163%, 06/30/09	111,586
	167,241	Royal Bank of Scotland Group PLC, 2.994%, 05/06/09	167,203
			278,789
		Commercial Paper - 1.4%
	230,746	Atlantic East Funding LLC, 3.059%, 03/25/10 #**	230,746
			230,746
		Corporate Bonds and Notes - 1.7%
	111,494	Svenska Handelsbanken, 4.418%, 08/06/09	110,903
	167,241	Wachovia Bank NA, 2.875%, 05/01/09	167,019
			277,922
	Shares
		Investment Companies - 22.8%
	3,659,800	Mount Vernon Securities Lending Trust Prime Portfolio	3,659,800
	74,775	Reserve Primary Fund #**	74,775
			3,734,575
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $4,522,032)	4,522,032
		Total Investments (Cost $24,550,982) - 127.7%	20,934,842
		Liabilities in Excess of Other Assets - (27.7)%	(4,539,397)
		TOTAL NET ASSETS - 100.0%	$16,395,445

*	Non-Income Producing
**	Illiquid Security
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors

SFAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Schedule of Investments
Level 1 - Quoted prices	$20,072,610
Level 2 - Other significant observable inputs	787,457
Level 3 - Significant unobservable inputs	74,775
Total	$20,934,842

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/08	$109,173
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales/paydowns)	(34,398)
Transfers in and / or out of Level 3 *	-
Balance as of 3/31/09	$74,775

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird MidCap Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares		Value
		COMMON STOCKS - 96.8%
		Air Freight & Logistics - 1.5%
	10,354	Expeditors International of Washington, Inc.	$292,915
		Biotechnology - 1.8%
	5,007	Cephalon, Inc.*	340,977
		Capital Markets - 4.2%
	16,156	Eaton Vance Corporation	369,165
	3,588	Greenhill & Co., Inc.	264,974
	5,970	T. Rowe Price Group Inc.	172,294
			806,433
		Chemicals - 4.4%
	12,033	Airgas, Inc.	406,836
	12,807	Ecolab, Inc.	444,787
			851,623
		Commercial Banks - 1.5%
	10,688	PrivateBancorp, Inc.	154,549
	12,782	Zions Bancorporation	125,647
			280,196
		Commercial Services & Supplies - 2.3%
	9,097	Stericycle, Inc.*	434,200
		Communications Equipment - 2.8%
	10,355	F5 Networks, Inc.*	216,937
	10,793	Harris Corporation	312,349
			529,286
		Computers & Peripherals - 1.4%
	17,849	NetApp, Inc.*	264,879
		Construction & Engineering - 0.8%
	8,848	Foster Wheeler Ltd* f	154,575
		Containers & Packaging - 2.2%
	13,795	AptarGroup, Inc.	429,576
		Distributors - 2.7%
	35,733	LKQ Corporation*	509,910
		Diversified Consumer Services - 1.8%
	1,929	Strayer Education, Inc.	346,969
		Diversified Supply Services - 2.7%
	23,408	Iron Mountain Incorporated*	518,955
		Electrical Equipment - 2.7%
	12,152	Roper Industries, Inc.	515,852
		Electronic Component - 1.9%
	10,895	Dolby Laboratories, Inc.*	371,629
		Electronic Equipment & Instruments - 3.1%
	31,125	Cogent Inc.*	370,387
	4,350	Mettler-Toledo International Inc.*	223,286
			593,673
		Energy Equipment & Services - 7.4%
	17,999	Cameron International Corporation*	394,718
	5,900	CARBO Ceramics Inc.	167,796
	14,455	Oceaneering International, Inc.*	532,956
	14,780	Smith International, Inc.	317,474
			1,412,944
		Food Products - 2.9%
	17,925	Hain Celestial Group Inc.*	255,252
	10,467	McCormick & Co, Incorporated	309,509
			564,761
		Health Care Equipment & Supplies - 1.9%
	5,375	St. Jude Medical, Inc.*	195,274
	6,200	Thoratec Corporation*	159,278
			354,552
		Health Care Providers & Services - 2.2%
	18,850	VCA Antech, Inc.*	425,068
		Hotels Restaurants & Leisure - 2.1%
	17,275	Burger King Holdings Inc.	396,461
		Internet Software & Services - 2.2%
	21,517	Akamai Technologies, Inc.*	417,430
		IT Services - 6.9%
	11,544	Alliance Data Systems Corporation*	426,551
	10,549	Fiserv, Inc.*	384,617
	10,321	Hewitt Associates, Inc. - Class A*	307,153
	7,585	Paychex, Inc.	194,707
			1,313,028
		Life Sciences Tools & Services - 4.0%
	7,150	Illumina, Inc.*	266,266
	15,525	Life Technologies Corporation*	504,252
			770,518
		Machinery - 5.7%
	11,870	Bucyrus International, Inc. - Class A	180,187
	15,553	Harsco Corporation	344,810
	16,350	IDEX Corporation	357,574
	7,874	Wabtec Corporation	207,716
			1,090,287
		Media - 0.8%
	16,620	Lamar Advertising Co. - Class A*	162,045
		Oil & Gas - 2.2%
	14,384	Southwestern Energy Company*	427,061
		Road & Rail - 1.0%
	7,995	J.B. Hunt Transport Services, Inc.	192,759
		Semiconductor & Semiconductor Equipment - 6.2%
	22,425	Altera Corporation	393,559
	19,188	Microchip Technology Incorporated	406,593
	17,900	Varian Semiconductor Equipment Associates, Inc.*	387,714
			1,187,866
		Software - 2.9%
	14,589	Citrix Systems, Inc.*	330,295
	6,900	Salesforce.com, Inc.*	225,837
			556,132
		Specialty Retail - 7.4%
	28,656	Dick's Sporting Goods, Inc.*	408,921
	14,020	Gamestop Corporation - Class A*	392,841
	16,100	J. Crew Group, Inc.*	212,198
	19,620	PetSmart, Inc.	411,235
			1,425,195
		Textiles, Apparel & Luxury Goods - 1.2%
	10,202	Phillips-Van Heusen Corporation	231,381
		Trading Companies & Distributors - 2.0%
	12,151	Fastenal Company	390,715
		TOTAL COMMON STOCKS (Cost $22,756,302)	18,559,851

		SHORT-TERM INVESTMENTS - 3.5%
		Money Market Fund - 3.5%
	680,733	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	680,733
		TOTAL SHORT TERM INVESTMENTS (Cost $680,733)	680,733

	Principal Amount		Value
		INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
		SECURITIES LENDING - 48.5%
		Certificates of Deposit - 3.1%
	$235,288	Natixis Bank of New York, Series YCD1, 1.163%, 06/30/09	235,482
	352,933	Royal Bank of Scotland Group PLC, 2.994%, 05/06/09	352,851
			588,333
		Commercial Paper - 1.7%
	329,220	Atlantic East Funding LLC, 3.059%, 03/25/10 #**	329,220
			329,220
		Corporate Bonds and Notes - 3.0%
	235,288	Svenska Handelsbanken, 4.418%, 08/06/09	234,041
	352,933	Wachovia Bank NA, 2.875%, 05/01/09	352,463
			586,504
	Shares
		Investment Companies - 40.7%
	7,723,343	Mount Vernon Securities Lending Trust Prime Portfolio	7,723,343
	72,936	Reserve Primary Fund #**	72,936
			7,796,279
		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $9,300,336)	9,300,336
		Total Investments (Cost $32,737,371) - 148.8%	28,540,920
		Liabilities in Excess of Other Assets - (48.8)%	(9,367,095)
		TOTAL NET ASSETS - 100.0%	$19,173,825

*	Non-Income Producing
**	Illiquid Security
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors

SFAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Schedule of Investments
Level 1 - Quoted prices	$26,963,927
Level 2 - Other significant observable inputs	1,504,057
Level 3 - Significant unobservable inputs	72,936
Total	$28,540,920

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/08	$106,487
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales/paydowns)	(33,551)
Transfers in and / or out of Level 3 *	-
Balance as of 3/31/09	$72,936

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Riverfront Long-Term Growth Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares		Value
		COMMON STOCKS - 42.7%
		Aerospace & Defense - 2.0%
	1,365	L-3 Communications Holdings, Inc.	$92,547
	572	Lockheed Martin Corporation	39,485
	1,676	United Technologies Corporation	72,035
			204,067
		Beverages - 0.9%
	2,245	The Coca-Cola Company	98,668
		Capital Markets - 0.6%
	4,946	Invesco Limited f	68,552
		Chemicals - 0.6%
	881	Praxair, Inc.	59,283
		Commercial Banks - 0.6%
	1,348	Cullen/Frost Bankers, Inc.	63,275
		Commercial Services & Supplies - 0.4%
	1,278	Manpower Inc.	40,295
		Communications Equipment - 1.8%
	5,602	Cisco Systems, Inc.*	93,945
	2,266	Harris Corporation	65,578
	2,081	Polycom, Inc.*	32,027
			191,550
		Computers & Peripherals - 2.9%
	1,117	Apple Inc.*	117,419
	2,639	Hewlett-Packard Company	84,607
	1,026	International Business Machines Corporation (IBM)	99,409
			301,435
		Construction & Engineering - 0.3%
	1,059	Fluor Corporation	36,588
		Containers & Packaging - 1.0%
	2,423	Ball Corporation	105,158
		Distributors - 0.9%
	5,502	Ingram Micro Inc. - Class A*	69,545
	1,385	WESCO International, Inc.*	25,096
			94,641
		Diversified Financial Services - 0.7%
	3,594	NASDAQ OMX Group, Inc.*	70,371
		Diversified Telecommunication Services - 0.4%
	1,290	Verizon Communications Inc.	38,958
		Electric Utilities - 0.4%
	3,476	TECO Energy, Inc.	38,757
		Energy Equipment & Services - 2.2%
	3,052	BJ Services Company	30,368
	2,859	Hornbeck Offshore Services, Inc.*	43,571
	1,324	National-Oilwell Varco Inc.*	38,012
	2,188	Patterson-UTI Energy, Inc.	19,605
	986	Schlumberger Limited f	40,051
	4,351	Superior Energy Services, Inc.*	56,084
			227,691
		Food & Staples Retailing - 2.6%
	1,640	Costco Wholesale Corporation	75,965
	1,769	CVS Caremark Corporation	48,630
	2,766	Wal-Mart Stores, Inc.	144,108
			268,703
		Food Products - 1.1%
	2,834	The Hain Celestial Group Inc.*	40,356
	2,111	H.J. Heinz Company	69,790
			110,146
		Health Care Providers & Services - 3.4%
	1,833	DaVita, Inc.*	80,560
	1,427	Express Scripts, Inc.*	65,885
	1,753	Henry Schein, Inc.*	70,138
	723	Johnson & Johnson	38,030
	1,601	Laboratory Corporation of America Holdings*	93,642
			348,255
		Hotels, Restaurants & Leisure - 1.3%
	3,043	Jack in the Box Inc.*	70,871
	2,812	Penn National Gaming, Inc.*	67,910
			138,781
		Household Products - 1.4%
	1,769	Church & Dwight Co., Inc.	92,395
	1,132	The Procter & Gamble Company	53,306
			145,701
		Insurance - 2.1%
	2,850	Aflac, Inc.	55,176
	4,571	HCC Insurance Holdings, Inc.	115,143
	3,431	The Progressive Corporation*	46,113
			216,432
		IT Services - 0.8%
	2,220	Fiserv, Inc.*	80,941
		Machinery - 1.3%
	2,897	Actuant Corporation - Class A	29,926
	2,324	Dover Corporation	61,307
	1,282	Illinois Tool Works Inc.	39,550
			130,783
		Multiline Retail - 1.1%
	2,622	Dollar Tree, Inc.*	116,810
		Multimedia - 0.9%
	1,895	Factset Research Systems Inc.	94,731
		Multi-Utilities & Unregulated Power - 1.2%
	2,328	Dominion Resources, Inc.	72,145
	3,112	MDU Resources Group, Inc.	50,227
			122,372
		Oil & Gas - 4.4%
	1,847	Chevron Corporation	124,192
	1,541	Cimarex Energy Co.	28,324
	1,708	Exxon Mobil Corporation	116,315
	3,220	Forest Oil Corporation*	42,343
	3,034	Marathon Oil Corporation	79,764
	2,797	ONEOK, Inc.	63,296
			454,234
		Pharmaceuticals - 1.8%
	2,415	Bristol-Myers Squibb Company	52,937
	4,199	Endo Pharmaceuticals Holdings Inc.*	74,238
	1,458	Wyeth	62,752
			189,927
		Software - 0.6%
	3,462	Amdocs Limited* f	64,116
		Specialty Retail - 2.4%
	2,642	Best Buy Co., Inc.	100,290
	2,318	Lowe's Companies, Inc.	42,304
	4,901	PetSmart, Inc.	102,725
			245,319
		Tobacco - 0.6%
	1,638	Philip Morris International Inc.	58,280
		TOTAL COMMON STOCKS (Cost $4,621,244)	4,424,820

		EXCHANGE-TRADED FUNDS - 54.5%
		Basic Materials - 0.4%
	1,214	iShares Dow Jones US Basic Materials Sector Index Fund	42,587
		Buy-Write Strategy - 3.1%
	18,767	PowerShares S&P 500 BuyWrite Portfolio	320,165
		Commodity - 8.4%
	12,568	PowerShares DB Agriculture Fund	307,791
	7,490	PowerShares DB Base Metals Fund	98,793
	15,302	PowerShares DB Commodity Index Tracking Fund	306,040
	1,779	SPDR Gold Trust*	160,608
			873,232
		Country Fund - 1.0%
	3,558	iShares FTSE/Xinhua China 25 Index Fund	101,474
		Energy - 2.0%
	3,540	SPDR S&P Oil & Gas Exploration & Production ETF	94,164
	1,861	Vanguard Energy ETF	112,497
			206,661
		Financial Services - 2.2%
	8,102	iShares Dow Jones US Broker-Dealers Index Fund	162,688
	5,332	PowerShares Dynamic Banking Portfolio	64,251
			226,939
		Health & Biotechnology - 2.9%
	1,445	iShares Dow Jones US Pharmaceuticals Index Fund	60,892
	966	iShares Nasdaq Biotechnology Index Fund*	64,094
	1,613	iShares US Dow Jones Medical Equipment Index	59,633
	2,491	PowerShares Dynamic Healthcare Sector Portfolio*	42,970
	1,530	SPDR S&P Biotech ETF	73,670
			301,259
		International Equity - 31.4%
	5,112	iShares MSCI Canada Index Fund	84,143
	19,856	iShares MSCI EAFE Index Fund	746,387
	8,475	iShares MSCI Emerging Markets Index	210,265
	19,855	iShares MSCI Japan Index Fund	157,053
	10,503	iShares S&P Latin American 40 Index Fund	269,297
	30,642	Vanguard Emerging Markets ETF	723,151
	46,063	Vanguard Europe Pacific ETF	1,059,910
			3,250,206
		Internet & Telecom - 0.9%
	2,624	Vanguard Information Technology Index ETF	92,444
		Mid Cap - 0.4%
	726	iShares Morningstar Mid Growth Index Fund	37,236
		Small Cap - 0.8%
	2,412	iShares S&P SmallCap 600 Index Fund	88,014
		Technology - 1.0%
	3,016	iShares S&P North American Technology-Software Index Fund*	99,739
		TOTAL EXCHANGE-TRADED FUNDS (Cost $5,855,581)	5,639,956

		SHORT-TERM INVESTMENTS - 11.8%
		Money Market Fund - 11.8%
	1,218,380	Fidelity Institutional Government Portfolio	1,218,380
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,218,380)	1,218,380
		Total Investments (Cost $11,695,205) - 109.0%	11,283,156
		Liabilities in Excess of Other Assets - (9.0)%	(934,771)
		TOTAL NET ASSETS - 100.0%	$10,348,385

*	Non-Income Producing
f	Foreign Security

SFAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the
Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Schedule of Investments
Level 1 - Quoted prices	$11,283,156
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$11,283,156

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:

	Short-Term Bond	Intermediate Bond	Intermediate Municipal Bond	Aggregate Bond	Core Plus Bond
Cost of investments	347,315,620	584,164,301	382,698,086	1,141,025,465	253,984,421
Gross unrealized appreciation	2,387,935	11,281,136	11,464,778	26,672,745	5,764,043
Gross unrealized depreciation	(17,161,158)	(40,160,261)	(724,636)	(107,316,358)	(22,587,436)
Net unrealized appreciation/depreciation	(14,773,223)	(28,879,125)	10,740,142	(80,643,613)	(16,823,393)

	LargeCap	MidCap	Riverfront Long-Term Growth
Cost of investments	24,550,982	32,737,371	11,695,205
Gross unrealized appreciation	824,072	1,461,647	257,703
Gross unrealized depreciation	(4,440,212)	(5,658,098)	(669,752)
Net unrealized depreciation	(3,616,140)	(4,196,451)	(412,049)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By           /s/  Mary Ellen Stanek
Mary Ellen Stanek, President

Date       May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/  Mary Ellen Stanek
Mary Ellen Stanek, President

Date       May 19, 2009

By         /s/  Leonard Rush
Leonard Rush, Treasurer

Date       May 19, 2009